                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) HIGH INCOME SERIES


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS High Income Series

PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/2005

ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS - 91.3%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 4.5%
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $ 1,900,000      $    1,871,500
---------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                              765,000             828,112
---------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                              2,400,000           2,352,000
---------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                                               830,000             813,400
---------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                       2,080,000           1,934,400
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 6.5%, 2013                                                                       535,000             429,337
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                 1,280,000           1,305,600
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                      930,000             588,225
---------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                  760,000             790,400
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                    990,000           1,032,075
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013                                                                      1,300,000           1,326,000
---------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014##                                          1,900,000           1,235,000
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                       3,305,000           3,073,650
---------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                 775,000             811,813
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   18,391,512
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                                                $ 1,105,000      $    1,187,875
---------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                              1,565,000           1,584,562
---------------------------------------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                                                            335,000             324,950
---------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                                                     555,000             574,425
---------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                           1,130,000           1,159,663
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,831,475
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                      $   354,101      $      286,950
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                        278,051             226,932
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                        484,609             412,475
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                        787,145             661,866
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,588,223
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                            $ 1,205,000      $    1,313,450
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.1%
---------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., 6.0996%, 2045##                                                                $   906,493      $      816,115
---------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                                                      74,078                 222
---------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                 290,000             254,272
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.4362%, 2026                                                     1,366,658           1,403,998
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.9262%, 2029##                                                   2,000,000           1,729,062
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                             550,000             546,966
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030##                             630,000             590,455
---------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                          846,250             802,086
---------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                           750,000             690,162
---------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                750,000             762,783
---------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##                                      704,000             773,142
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,369,263
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                             $ 1,215,000      $    1,123,875
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2007                                                   675,000             658,203
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                                   675,000             624,960
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                            1,901,000           1,626,747
---------------------------------------------------------------------------------------------------------------------------
Intermet Corp., 9.75%, 2009*                                                                    885,000             495,600
---------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                      795,000             643,950
---------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                    875,000             796,250
---------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                      1,520,000           1,531,400
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                            1,408,000           1,513,600
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                 224,000             250,880
---------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                          595,000             663,425
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,928,890
---------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 12.5%, 2008**                                                    $   625,000      $            0
---------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                          605,000             580,800
---------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                      500,000             510,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,090,800
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.2%
---------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                               $   500,000      $      500,000
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                              2,890,000           3,048,950
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                               935,000             927,987
---------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                           975,000             999,375
---------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                    5,275,000           4,074,937
---------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                     3,135,000           2,406,112
---------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                    510,000             512,550
---------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                                                      310,000             416,950
---------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, "B", 11.875%, 2007*                                                 455,000             611,975
---------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                                              1,000,000           1,320,000
---------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                            1,280,000           1,276,800
---------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                                                 780,000             904,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,000,436
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                      $   785,000      $      832,100
---------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014                                            $ 2,045,000      $    2,045,000
---------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                1,075,000           1,204,000
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                             1,469,000           1,417,585
---------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                             788,000             419,610
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,086,195
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                           $   965,000      $      974,650
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                550,000             543,125
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 6.625%, 2016                                                               640,000             584,000
---------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                           815,000             796,662
---------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                                          960,000             828,000
---------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                            700,000             647,500
---------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                            430,000             432,150
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                     1,860,000           1,943,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,749,787
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.3%
---------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                               $   725,000      $      819,250
---------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                             452,000             515,280
---------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##                                        1,222,000             855,400
---------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                                            869,000             625,680
---------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                          1,880,000           2,110,300
---------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                   1,175,000           1,151,500
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                     1,202,000           1,250,080
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                    1,215,000           1,208,925
---------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                               1,275,000           1,523,625
---------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                               1,304,000             801,960
---------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                 EUR     45,000              61,845
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                           $   720,000             770,400
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                          1,360,000           1,564,000
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                          350,000             364,000
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                         370,000             395,900
---------------------------------------------------------------------------------------------------------------------------
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                                          1,624,000           1,226,120
---------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                              1,185,000           1,214,625
---------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                                770,000             831,600
---------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                     2,570,000           2,499,325
---------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                 775,000             860,250
---------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                  645,000             645,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   21,295,065
---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                                $   650,000      $      674,375
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.3%
---------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                 $ 1,485,000      $    1,596,535
---------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                           400,000             414,000
---------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011 - 2015                                                1,080,000           1,007,575
---------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                           1,500,000           1,522,500
---------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 6.625%, 2015##                                                           635,000             603,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,143,860
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                        $   885,000      $      938,100
---------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                                           475,000             463,125
---------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                                            1,120,000           1,075,200
---------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                        1,110,000           1,148,850
---------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                           510,000             502,350
---------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                    625,000             576,563
---------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011##                                                  1,580,000           1,552,350
---------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                        EUR  1,940,000           2,543,603
---------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                               $ 1,125,000           1,178,438
---------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                             400,000             284,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   10,262,579
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                    $   160,000      $      175,600
---------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                   1,645,000           1,908,200
---------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                     1,155,000           1,247,400
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                              465,000             496,388
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                               795,000             840,713
---------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                                850,000             864,875
---------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                          540,000             599,400
---------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                         270,000             228,150
---------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                         823,000             695,435
---------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                                                       145,000             130,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,186,661
---------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                      $   900,000      $      864,000
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                               1,275,000           1,255,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,119,875
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                  $ 1,930,000      $    1,915,525
---------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                                                        155,000             158,488
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,074,013
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                 $   530,000      $      604,200
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                 $ 1,000,000      $    1,112,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,716,700
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                        $   406,657      $      403,099
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                      1,217,000           1,184,141
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                         691,000             778,320
---------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                       408,000             667,692
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,033,252
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                            $           885,000         $    878,362
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                         720,000             763,200
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                             1,285,000           1,323,550
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                         665,000             656,687
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                         1,720,000           1,737,200
---------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                                            665,000             718,200
---------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                           1,080,000           1,080,000
---------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                          825,000             835,313
---------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                             1,175,000           1,227,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,220,387
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                              $ 1,155,000      $    1,302,465
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.7%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                         $   759,000      $      777,975
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                                                       1,465,000           1,560,225
---------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010                                                          610,000             625,250
---------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013                                                                     335,000             335,837
---------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                1,140,000           1,134,300
---------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                  2,415,000           2,251,988
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,685,575
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                        $ 1,765,000      $    1,923,850
---------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.75%, 2013##                                                                     480,000             412,800
---------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                   750,000             780,000
---------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                     905,000           1,067,900
---------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                                              1,220,000           1,248,975
---------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                               EUR    475,000             640,495
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,074,020
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 4.7%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                     $ 1,870,000      $    1,898,050
---------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                        1,635,000           1,716,750
---------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5%, 2012                                                  1,026,950             896,335
---------------------------------------------------------------------------------------------------------------------------
eorgia-Pacific Corp., 9.375%, 2013                                                            3,725,000           4,162,687
---------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                              339,000             369,510
---------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                             1,275,000           1,351,500
---------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015##                                                           EUR  1,543,773           1,867,772
---------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                        $ 1,035,000           1,063,462
---------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                            1,360,000           1,462,000
---------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                                               1,020,000           1,035,300
---------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                         1,730,000           1,790,550
---------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                           615,000             596,550
---------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                             850,000             841,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,051,966
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 6.1%
---------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                   $   985,000      $    1,046,562
---------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                1,745,000           1,723,187
---------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                       545,000             597,456
---------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                     2,195,000           2,430,963
---------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                                                 150,000             149,250
---------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                             2,740,000           3,128,173
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                1,200,000           1,191,000
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015##                                                                825,000             787,875
---------------------------------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                                              855,000             846,450
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                    580,000             635,100
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                2,085,000           2,251,800
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                1,010,000             953,188
---------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                             955,000           1,057,663
---------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                         360,000             385,200
---------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015##                                                       920,000             906,200
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                       700,000             700,000
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                     1,025,000           1,060,875
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                    1,020,000           1,063,350
---------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                           410,000             407,950
---------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                       2,420,000           2,643,850
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                               845,000             838,663
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,804,755
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 3.2%
---------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                     $ 1,695,000      $    1,847,550
---------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                          1,115,000           1,209,775
---------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                             520,000             522,600
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                              1,395,000           1,499,625
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                     2,950,000           2,537,000
---------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                         725,000             699,625
---------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                            1,590,000           1,733,100
---------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                         440,000             484,000
---------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                                                        1,115,000           1,103,850
---------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                         1,015,000           1,009,925
---------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                              190,000             203,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,850,350
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                     $   420,000      $      399,000
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                         1,035,000           1,102,275
---------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                             1,115,000           1,181,900
---------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                       EUR    705,000           1,007,759
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                  $   530,000             576,375
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                        545,000             594,050
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                       700,000             714,000
---------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                735,000             714,788
---------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                               905,000             877,850
---------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                  885,000             809,775
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,977,772
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 4.8%
---------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                                        $ 1,195,000      $    1,266,700
---------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625 to 2015##                                             2,130,000           1,283,325
---------------------------------------------------------------------------------------------------------------------------
Davita, Inc., 6.625%, 2013##                                                                    750,000             742,500
---------------------------------------------------------------------------------------------------------------------------
Davita, Inc., 7.25%, 2015##                                                                     875,000             857,500
---------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                 645,000             636,937
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                           1,324,000           1,436,540
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                       3,370,000           3,646,013
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                       1,165,000           1,156,428
---------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 7.625%, 2012                                                               1,110,000           1,065,600
---------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                   1,270,000           1,244,600
---------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015##                                                          1,035,000           1,035,000
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                            1,320,000           1,214,400
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                          2,010,000           2,090,400
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015##                                                           845,000             842,888
---------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                                             940,000           1,034,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,552,831
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                        $ 1,335,000      $    1,341,675
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                            $   895,000      $      903,950
---------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                                                            108,343             100,759
---------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                             830,000             842,450
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                            1,110,000           1,071,150
---------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                             1,325,000           1,285,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,203,559
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                          $ 1,325,000      $    1,404,500
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.4%
---------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                              $ 1,920,000      $    2,384,287
---------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                                                      205,000             196,287
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                            1,385,000           1,452,328
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                2,745,000           2,635,200
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                             2,185,000           2,212,312
---------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                  573,000             600,650
---------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014                                                   1,158,000           1,142,865
---------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                   1,275,000           1,275,000
---------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                             1,780,000           1,857,875
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   13,756,804
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                      $ 1,175,000      $    1,204,375
---------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                              1,170,000           1,251,900
---------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                             710,000             726,863
---------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                      1,000,000           1,122,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,305,638
---------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                   $   805,000      $      831,163
---------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                        520,000             534,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,365,463
---------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                $   920,000      $      892,400
---------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                1,145,000           1,142,137
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,034,537
---------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                          $ 1,282,000      $    1,262,770
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                  $   560,000      $      499,800
---------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                               975,000           1,155,375
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                       4,115,000           3,127,400
---------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                132,000             145,530
---------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                            EUR    955,000           1,250,587
---------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                               $   700,000             745,500
---------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                           1,195,000           1,171,100
---------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                         1,380,000           1,283,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,378,692
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                $ 1,460,000      $    1,489,200
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                          $ 1,220,000      $    1,256,600
---------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                                                         $ 1,220,000      $    1,220,000
---------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                 1,570,000           1,648,500
---------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                            1,320,000           1,494,900
---------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011                                                                  765,000             673,200
---------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                       1,750,000           1,653,750
---------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 6.875%, 2015                                                             220,000             202,950
---------------------------------------------------------------------------------------------------------------------------
LFS, Inc., 10.75%, 2015##                                                                       110,000             105,600
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                   1,710,000           1,701,450
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                    625,000             581,250
---------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                            176,000             159,280
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,440,880
---------------------------------------------------------------------------------------------------------------------------
STEEL - 0.2%
---------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                         $   850,000      $      818,125
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                $ 1,930,000      $    2,065,100
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.7%
---------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                             $ 1,144,000      $    1,244,100
---------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                               38,000              39,900
---------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                              760,000             756,200
---------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                              555,000             573,037
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                1,445,000           1,596,725
---------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                  1,075,000           1,179,812
---------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                                                   300,000             306,000
---------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                       285,000             223,725
---------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC 11.5%, 2008**                                                               475,000                   0
---------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 14%, 2009**                                                                150,000                   0
---------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., FRN, 6.32%, 2012##                                                              155,000             158,100
---------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                 870,000             963,525
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                      4,895,000           4,870,525
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                     1,090,000           1,151,313
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                           1,110,000           1,076,700
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                             1,140,000           1,177,050
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                               705,000             645,075
---------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                            1,060,000           1,065,300
---------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                   970,000           1,074,275
---------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                           970,000           1,069,425
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   19,170,787
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.7%
---------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                                     $ 1,648,000      $    1,872,540
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                           1,230,000           1,211,550
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014##                                                           205,000             201,925
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                      2,116,000           2,317,020
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                        565,000             531,100
---------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                 750,000             815,625
---------------------------------------------------------------------------------------------------------------------------
Esprit Telecom, 10.875%, 2008**                                                                  50,000                   0
---------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                        1,170,000           1,134,900
---------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                         890,000             905,575
---------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                         770,000             800,800
---------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                      1,445,000           1,347,463
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                   1,650,000           1,699,500
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                   1,725,000           1,875,938
---------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                             5,050,000           5,845,375
---------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                               830,000             800,950
---------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                               1,145,000           1,099,200
---------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                               820,000             787,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,246,661
---------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014##                                            $   555,000      $      450,937
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                           $ 1,025,000      $    1,050,625
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                          $   680,000      $      662,150
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012                                                                          365,000             404,238
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                              928,000             858,400
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                   195,000             222,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,147,088
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 8.2%
---------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                    $ 2,735,000      $    2,981,150
---------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                           615,000             676,500
---------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                1,520,000           1,611,200
---------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                  1,075,000           1,161,000
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                     1,015,000             720,650
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                  3,185,000           2,404,675
---------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                                           814,000             889,942
---------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                         760,000             807,476
---------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                           685,000             733,806
---------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125%, 2013##                                                          525,000             572,250
---------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                            1,285,000           1,440,504
---------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                2,095,000           2,210,319
---------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                 600,000             679,621
---------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                           2,240,000           2,497,600
---------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                         740,000             888,000
---------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                  2,417,000           2,555,978
---------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012                                                                    225,000             232,313
---------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                                                730,000             711,750
---------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                            1,240,000           1,233,578
---------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                           850,000             873,375
---------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                          600,000             633,000
---------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                     415,000             472,692
---------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                               510,000             475,575
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                            865,000             925,550
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                             275,000             299,063
---------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                                                           560,000             568,400
---------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                          720,000             766,800
---------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014##                                                                      2,150,000           2,039,944
---------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                               1,120,000           1,122,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   33,185,511
---------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $367,369,726)                                                                  $  369,583,784
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0%
---------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.##*                                                                              539      $       53,038
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                   16,300      $    1,090,470
---------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. *                                                                            82                   0
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,090,470
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        2,399      $      152,744
---------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                           56,817           1,010,774
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,163,518
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V                                                                  59,326      $       63,737
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                26,500      $      857,805
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                          2,125      $            0
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            18      $          738
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                              1,752      $        3,930
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,353,747)                                                                   $    3,233,236
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, 14%*                                                                         150      $            0
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                            1,995      $      191,520
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                                                      1,200      $       32,076
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                   5      $           18
---------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $227,223)                                                           $      223,614
---------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                                   STRIKE PRICE    FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------
GT Group Telecom (Telephone Services)*                            $0.00           08/01/00              550          $    0
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*             0.14           01/28/97              100               0
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*             0.14           01/28/97              200               1
---------------------------------------------------------------------------------------------------------------------------
Nextel International (Telecommunications-Wireless)*               36.45           03/06/98              175               0
---------------------------------------------------------------------------------------------------------------------------
ONO Finance (Broadcast & Cable TV)*                                0.00           05/31/09              525               0
---------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                       0.01           05/25/00              110               1
---------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                   52.00           12/31/02               29              49
---------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                    20.78           05/29/03              507             127
---------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                  45.24           09/16/00              175          12,250
---------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*                 6.25           05/27/03              253              89
---------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*                 7.50           05/27/03              189              40
---------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*                10.00           05/27/03              189              31
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 6.1%<
---------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.58%, due 4/01/05                                           $16,312,000      $   16,312,000
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Discount Note, 2.4%, due 4/01/05                                            8,553,000           8,553,000
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                              $   24,865,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $395,905,098)~                                                           $  397,918,222
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                             6,793,116
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  404,711,338
---------------------------------------------------------------------------------------------------------------------------

       * Non-income producing security.
      ** Non-income producing security - in default.
       # Payment-in-kind security.
      ## SEC Rule 144A restriction.
       ~ As of March 31, 2005, the fund had two securities representing $116,775 and 0.03% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
       < The rate shown represents an annualized yield at time of purchase.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below
           EUR= Euro
           SEK= Swedish Krone
Abbreviations:
           FRN= Floating Rate Note

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS HIGH INCOME SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $397,179,069
                                                                   ============
Gross unrealized appreciation                                      $  7,728,774
Gross unrealized depreciation                                        (6,989,621)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $    739,153
                                                                   ============

(2) Financial Instruments

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                                            IN                    NET UNREALIZED
                      CONTRACTS TO       EXCHANGE     CONTRACTS   APPRECIATION
SETTLEMENT DATE       DELIVER/RECEIVE       FOR       AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
SALES
-----
4/11/2005-4/25/2005   EUR   6,147,011   $7,929,824   $7,972,268     $(42,444)
                                        ==========   ==========     ========

PURCHASES
---------
   4/11/2005          EUR   1,023,678   $1,350,932   $1,327,552     ($23,380)
   5/6/2005           SEK   360,522         53,289       51,031      ($2,258)
                                        ----------   ----------     --------
                                        $1,404,221   $1,378,583     ($25,638)
                                        ==========   ==========     ========

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) NEW DISCOVERY SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS New Discovery Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.6%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                         284,580            $     2,592,524
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                      506,740            $     2,064,025
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      66,430            $     2,942,849
---------------------------------------------------------------------------------------------------------------------------------
Timberland Co., "A"*                                                                            50,150                  3,557,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,499,989
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                                        62,500            $     1,421,875
---------------------------------------------------------------------------------------------------------------------------------
Advance America, Cash Advance Centers, Inc.                                                     70,950                  1,098,306
---------------------------------------------------------------------------------------------------------------------------------
Alabama National BanCorp                                                                         8,610                    532,873
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^                                                                78,170                  2,099,646
---------------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.^                                                                   68,500                  2,157,750
---------------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                                            219,330                  3,417,161
---------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                         68,700                  2,536,404
---------------------------------------------------------------------------------------------------------------------------------
FirstCity Financial Corp.^*                                                                     88,180                  1,133,113
---------------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                                          246,250                  4,075,438
---------------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.^                                                                77,050                  2,627,405
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             70,600                  3,453,046
---------------------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                                                      45,730                  1,029,840
---------------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                                                  185,620                  2,598,680
---------------------------------------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                                             62,000                    931,860
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank*                                                                                107,400                  2,847,174
---------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                        271,950                  4,990,283
---------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.^                                                                     372,970                  5,296,174
---------------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                                                       34,600                  1,629,314
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    43,876,342
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.^*                                                                              87,240            $     3,737,361
---------------------------------------------------------------------------------------------------------------------------------
Applera Corp.*                                                                                 168,400                  1,726,100
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                                          81,600                  1,661,376
---------------------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                                                     151,920                  1,388,549
---------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                                296,140                  3,026,551
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                              178,430                  7,950,841
---------------------------------------------------------------------------------------------------------------------------------
Incyte Corp.^*                                                                                  89,650                    612,310
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                               128,930                  1,722,505
---------------------------------------------------------------------------------------------------------------------------------
MannKind Corp.^*                                                                               134,450                  1,913,224
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                                              170,030                  2,025,057
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                                   77,390                  2,945,463
---------------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                                                410,040                  1,660,662
---------------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.^*                                                                187,680                  2,957,837
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    33,327,836
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                     94,450            $     3,537,152
---------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                                        1,301,750                  5,662,613
---------------------------------------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                                         115,731                  6,722,814
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                          339,410                  4,982,539
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,905,118
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.^*                                                               33,410            $     2,072,422
---------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.^                                                                     155,240                  2,165,598
---------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                                                   227,770            $     2,544,191
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,782,211
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                                                  103,500            $     4,181,400
---------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.*                                                        144,670                  4,881,165
---------------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc.^*                                                                    201,560                  1,636,667
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. ^                                                                 70,110                  4,483,535
---------------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                           134,670                  4,962,589
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                             46,020                  3,272,482
---------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                   1,143,880                  5,273,287
---------------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.*                                                                                   635,990                  4,521,889
---------------------------------------------------------------------------------------------------------------------------------
Stamps. com, Inc.^                                                                             109,900                  1,824,340
---------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                                413,550                  6,608,529
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                          234,510                  8,629,968
---------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp.*                                                                          214,210                  3,662,991
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    53,938,842
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.*                                                                             154,300            $     2,484,230
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                                                    80,620            $     2,758,010
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                   297,690                  8,004,884
---------------------------------------------------------------------------------------------------------------------------------
FileNet Corp.^*                                                                                166,390                  3,790,364
---------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                              156,830                  5,253,805
---------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                                  253,100                  5,709,936
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                     155,990                  8,465,577
---------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.^*                                                                                  87,370                  3,787,490
---------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                         232,540                  4,611,268
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                              1,015,650                  5,240,754
---------------------------------------------------------------------------------------------------------------------------------
Retalix Ltd.^*                                                                                  92,240                  2,190,700
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                                                         682,000                  5,080,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    54,893,688
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                    292,560            $     7,913,748
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.^                                                                       269,620            $     3,642,566
---------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                          63,640                  5,151,022
---------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                                             152,400                  5,001,768
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,795,356
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                       106,020            $     3,632,245
---------------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                                                    209,813                  3,298,260
---------------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc.^*                                                                              142,450                  1,200,854
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                         71,830                  8,139,776
---------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc.                                                                        140,940                  4,467,798
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,738,933
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
A. O. Smith Corp.                                                                              110,600            $     3,193,022
---------------------------------------------------------------------------------------------------------------------------------
Blount International, Inc.^*                                                                    95,300                  1,618,194
---------------------------------------------------------------------------------------------------------------------------------
CUNO, Inc.^*                                                                                    51,584                  2,650,902
---------------------------------------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                                                  51,600                  2,812,200
---------------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                                             298,480                  8,551,452
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                          291,060                  8,894,794
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,720,564
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                                452,300            $     4,513,954
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                             79,000                  2,926,160
---------------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                                          266,990                  6,172,808
---------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                                                   145,790                  3,650,581
---------------------------------------------------------------------------------------------------------------------------------
Digital Theater Systems, Inc.*                                                                  74,200                  1,343,762
---------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc.*                                                                       76,500                  1,797,750
---------------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.^*                                                                              408,295                 10,517,679
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.*                                                                              186,350                  4,218,964
---------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                             422,460                  8,077,435
---------------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.^*                                                                         90,800                  1,730,648
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              765,800                  6,739,040
---------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                   525,970                 15,626,569
---------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp.^*                                                                 258,030                  3,483,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    70,798,755
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc.^*                                                                        246,170            $     1,740,422
---------------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. *                                                                       41,740                  2,377,093
---------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.^                                                                             35,410                  2,408,588
---------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.*                                                                             48,050                  2,333,789
---------------------------------------------------------------------------------------------------------------------------------
Unit Corp.^*                                                                                    58,710                  2,651,931
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,511,823
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                   442,770            $     5,313,240
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                                                      384,640            $     4,088,723
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                515,000            $     3,810,084
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                     630,490            $     2,919,168
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   39,460                  1,486,458
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,405,626
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                             189,100            $     3,528,606
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                         213,920            $     6,023,987
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                         216,350            $     2,849,330
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.^                                                              75,800            $     2,868,272
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                                                1,271,690            $     9,868,314
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                              530,986            $     7,858,593
---------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                          115,700                  4,523,870
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                                                    346,220                  9,742,631
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A.*                                                                     17,200                    670,804
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,795,898
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                  434,420            $    10,808,369
---------------------------------------------------------------------------------------------------------------------------------
MINEBEA Co. Ltd.                                                                               556,000            $     2,385,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,194,079
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & Services - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc.^*                                                         22,400            $       320,320
---------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                  21,500                  1,128,965
---------------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.*                                                                                400,150                  2,885,082
---------------------------------------------------------------------------------------------------------------------------------
TriZetto Group, Inc.^*                                                                         276,610                  2,575,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,909,606
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                                                       395,750            $     2,469,480
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                 535,710                 11,565,979
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                              649,590                  5,066,802
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.*##                                                                             107,600                    839,280
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.*                                                                              108,700                  4,801,279
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                   436,114                 10,034,983
---------------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc.^*                                                                         143,160                  3,586,158
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                         59,460                  3,384,463
---------------------------------------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.^*                                                                 136,060                  3,836,892
---------------------------------------------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd.                                                                           81,500                  3,960,776
---------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*#                                                                    127,983                  6,931,559
---------------------------------------------------------------------------------------------------------------------------------
Inamed Corp.*                                                                                  142,100                  9,929,948
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                               127,000                  5,511,800
---------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. ^*                                                                 152,750                  1,887,990
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                               567,370                  6,933,261
---------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                                276,360                 10,352,446
---------------------------------------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.^*                                                              131,690                  1,524,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    92,618,066
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.^                                                                            160,600            $     4,898,300
---------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.*                                                                            280,790                  4,282,352
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,180,652
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                                                                          38,850            $     2,585,079
---------------------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc.^*                                                                  82,200                  3,723,660
---------------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc.^*                                                                              465,400                  3,062,332
---------------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc.*                                                                   61,090                  2,408,779
---------------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp.^*                                                                           70,700                  2,298,457
---------------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc.*                                                                128,070                  2,631,839
---------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.*                                                                139,740                  2,403,528
---------------------------------------------------------------------------------------------------------------------------------
TETRA Technologies, Inc.*                                                                       85,550                  2,433,042
---------------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.*                                                                       42,170                  2,718,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,265,674
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.^*                                                               373,250            $     2,232,035
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                           193,030                  4,352,827
---------------------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                                219,790                  1,793,486
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                             275,510                  8,259,790
---------------------------------------------------------------------------------------------------------------------------------
PRA International*                                                                              88,020                  2,370,379
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,008,517
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"*                                                                141,150            $     1,820,835
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.*                                                                   57,600            $     2,015,424
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
P. F. Chang's China Bistro, Inc.^*                                                              76,900            $     4,598,620
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                                                          86,500                  2,671,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,269,740
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
A. C. Moore Arts & Crafts, Inc.^*                                                              255,020            $     6,798,833
---------------------------------------------------------------------------------------------------------------------------------
Audible, Inc.^*                                                                                297,150                  4,017,468
---------------------------------------------------------------------------------------------------------------------------------
Celebrate Express, Inc.*                                                                        50,520                    989,687
---------------------------------------------------------------------------------------------------------------------------------
GameStop Corp.^*                                                                               104,500                  2,315,720
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                                     208,380                  1,669,540
---------------------------------------------------------------------------------------------------------------------------------
Regis Corp.^                                                                                   113,395                  4,641,257
---------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                                                   168,860                    962,502
---------------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^*                                                                        198,350                  5,726,365
---------------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                            123,310                  2,621,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    29,742,943
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                              406,990            $     4,582,707
---------------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                                                      189,420                  4,451,370
---------------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.*                                                                                198,910                  1,901,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,935,657
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S. p. A.*                                                                               34,140            $     1,670,973
---------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                             57,620                  3,340,231
---------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.*                                                                       77,790                  1,073,502
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,084,706
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.^                                                                                     118,950            $     5,565,670
---------------------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc.*                                                                         97,700                  3,199,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,765,345
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $667,151,678)                                                                      $   677,207,308
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                   $  11,365,000            $    11,365,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  163,924,396            $   163,924,396
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $842,441,074)                                                                 $   852,496,704
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.9)%                                                                             (159,039,489)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   693,457,215
---------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
# Security or a portion of the security was pledged to cover collateral requirements. At March 31, 2005, the value of securities pledged for the MFS New Discovery Series amounted to $270,800.
## SEC Rule 144A restriction.
ADR = American Depository Receipt.


See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

VIT - MFS NEW DISCOVERY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                       $848,818,337
                                                     ============
Gross unrealized appreciation                        $ 52,856,586
Gross unrealized depreciation                         (49,178,219)
                                                     ------------
Net unrealized appreciation (depreciation)           $  3,678,367
                                                     ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


 MFS(R) INVESTORS GROWTH STOCK SERIES

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Investors Growth Stock Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           16,240            $       991,614
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                          21,700                  1,171,366
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       16,200                  1,646,892
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,809,872
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          64,940            $       924,746
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                 13,140            $     1,094,693
---------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                     8,380                    325,144
---------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      34,480                  1,527,464
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,947,301
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           87,320            $     5,043,603
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            60,210            $     3,092,988
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 64,010                  2,876,609
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                     23,860                    774,496
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                             3,260                    141,614
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       83,180                  4,145,691
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,031,398
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   133,320            $     7,760,557
---------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                              35,900                  1,238,909
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                 25,380                    864,189
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                32,150                  1,820,012
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 134,510                  7,699,352
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         104,490                  3,740,742
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                         73,560                  2,537,820
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                56,050                  1,334,551
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,996,132
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                     49,330            $       677,301
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                            151,204                  5,107,671
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                              33,380                    976,365
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        32,240                  1,895,712
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                 95,270                  1,611,968
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             216,250                  3,795,188
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                           101,840                  2,819,950
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               75,540                  2,631,058
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                171,400                  4,924,322
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,439,535
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       32,140            $     3,535,079
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                13,310                  1,040,043
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          22,660                    646,716
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       26,980                  1,527,068
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,748,906
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           234,920            $     5,673,318
---------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   36,150                  1,438,770
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              7,570            $       538,303
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,650,391
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                          36,210            $     3,102,835
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    67,890                  4,378,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,481,740
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   155,790            $     4,424,436
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                         28,390                    617,199
---------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                           31,420                    748,424
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                          1,799                     48,753
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                      82,140                  3,891,793
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                629,830                 15,222,991
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  710,930                  8,872,406
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                261,970                  5,587,820
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        105,670                  2,453,657
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    41,867,479
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                           10,460            $       435,868
---------------------------------------------------------------------------------------------------------------------------------
CDW Corp.                                                                                       27,770                  1,574,004
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    269,790                 10,365,332
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           15,950                  1,457,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,832,715
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                    5,800            $       432,796
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                        25,730            $     1,905,564
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             48,060                  2,063,696
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         14,080                    482,381
---------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                    36,470                  1,506,576
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           32,900                  1,716,393
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                    41,920                  2,116,122
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           132,940                  7,045,820
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           61,740                  1,960,522
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,797,074
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     18,640            $     1,333,133
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.^                                                                                  27,290                  1,457,559
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            22,090                  1,434,304
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           106,910                  3,855,175
---------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                                               4,710                    240,681
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        188,100                  6,357,780
---------------------------------------------------------------------------------------------------------------------------------
W. W. Grainger, Inc.                                                                            14,060                    875,516
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,554,148
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                             20,660            $       765,246
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           163,700                  5,916,118
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                         35,200                    572,000
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                37,980                  1,747,460
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                         14,660                    561,625
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  81,110                  3,109,757
---------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 12,890                    526,814
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              100,840                    887,392
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                4,360                  2,155,313
---------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                       38,690                    560,618
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                               135,900                  1,152,432
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         59,680                  1,521,243
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                   109,760                  3,208,285
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,684,303
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                                                 3,760            $       161,718
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             24,200                  1,179,508
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                                3,610                    144,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,485,770
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      135,680            $     7,139,482
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                    5,740            $       571,188
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  180,100                  9,550,703
---------------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                    67,050                  2,400,390
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,522,281
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  92,060            $     4,769,629
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                   16,660                    342,196
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                   12,800                    572,032
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,683,857
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      29,090            $       883,172
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   78,560                  4,056,053
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   137,940                  6,899,759
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                          149,180                  7,475,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,314,394
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                34,130            $     4,278,196
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     17,610            $       656,149
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              85,640                  4,745,312
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                   25,250                    927,433
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,328,894
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Amazon. com, Inc.*                                                                              12,130            $       415,695
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     45,500                  1,695,330
---------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                           63,950                  1,424,167
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  167,810                  5,688,759
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,223,951
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                               26,026            $       385,185
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                         120,870                  6,258,649
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,643,834
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                               25,820            $     2,360,981
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       40,890                  3,660,882
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,021,863
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                              39,860            $     1,585,631
---------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.*                                                                                    8,500                    446,335
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                 26,410            $       921,973
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       48,410                  2,593,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,547,263
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.^                                                                           8,110            $       538,909
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                        70,070                  2,052,350
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          67,570                  3,846,084
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                   19,890                  1,469,871
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                173,420                  8,835,749
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                         59,020                  2,124,720
---------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                          17,680                    447,127
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   29,520                  1,056,521
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                          16,300                  1,268,303
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,639,634
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 38,020            $     1,201,812
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                  9,420            $       488,710
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             43,480                  1,610,499
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 67,960                  2,939,270
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                      8,600                    483,406
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                        7,600                    476,748
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                3,920                    241,119
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,239,752
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     401,670            $     4,948,574
---------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               23,700                  1,895,289
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        29,570                    817,906
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,661,769
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            219,550            $    10,235,421
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  32,530                  2,259,859
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 77,250                  4,024,725
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              254,870                 17,117,069
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG^                                                                               36,830                  3,947,006
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                                                   5,600                    472,307
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                        30,300                    939,300
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          321,580                 13,564,244
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    52,559,931
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                     21,060            $       848,507
---------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                          10,270                    896,058
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,744,565
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              20,560            $     1,108,801
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                       17,690            $       627,110
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        61,180                  2,801,432
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                               15,390                    797,356
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,225,898
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   23,300            $     1,115,138
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                    30,830            $     1,764,709
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                         6,100                    222,894
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              28,850                  1,558,188
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                                  18,700                    589,050
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                32,300                  1,235,152
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                              112,770                  6,438,039
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                  57,760                  1,660,600
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   56,110                  1,763,537
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  99,470                  2,449,946
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,682,115
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                                12,660            $       653,256
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                             293,570                    778,694
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         56,209                  1,492,911
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,924,861
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           936,450            $    16,753,090
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      64,140                  1,617,611
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                 244,110                  2,716,944
---------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd.^                                                                                     4,700                    217,704
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                         10,600                    233,836
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                 115,060                  4,216,949
---------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, "B", ADR^                                                      14,710                    414,822
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,170,956
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                    91,330            $     2,077,758
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                    11,790            $       631,355
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                     49,250                  4,627,038
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                23,030                  1,675,202
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,933,595
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $433,584,191)                                                                      $   447,718,509
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   10,990,421            $    10,990,421
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.83%, dated 3/31/05, due 4/01/05, total to be received
  $15,360,207 (secured by various U.S. Treasury and Federal Agency
  obligations in a jointly traded account), at Cost                                      $  15,359,000            $    15,359,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $459,933,612)                                                                   $ 474,067,930
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.5)%                                                                               (11,680,814)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $ 462,387,116
---------------------------------------------------------------------------------------------------------------------------------
  * Non-Income producing security.
  ^ All or a portion of this security is on loan.
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

VIT - MFS INVESTORS GROWTH STOCK SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                      $474,507,982
                                                    ============
Gross unrealized depreciation                        (11,568,680)
Gross unrealized appreciation                       $ 11,128,628
                                                    ------------
Net unrealized appreciation (depreciation)          $   (440,052)
                                                    ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


 MFS(R) Strategic Income Series


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Strategic Income Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.8%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $     175,000            $       172,375
---------------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                                95,000                     93,100
---------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                                               45,000                     44,100
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                   90,000                     91,800
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 115,000                    119,600
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                               37,000                     43,011
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                               30,000                     37,205
---------------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##                                          120,000                     78,000
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                        145,000                    134,850
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                140,000                    146,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       960,691
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0%
---------------------------------------------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                                                     $       5,000            $         4,850
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                 $      45,000            $        35,825
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                        87,461                     73,541
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       109,366
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                         $      45,000            $        49,050
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., 6.0996%, 2045##                                                             $     100,000            $        90,030
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                336,000                    345,463
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.4362%, 2029                                                      122,044                    125,379
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.9262%, 2029##                                                     85,000                     73,485
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009                                                         49,366                     48,656
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                             20,000                     20,000
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                              186,715                    200,483
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                         137,000                    129,850
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.6001%, 2005##^^                                            29,000,000                          0
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     185,000                    181,754
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          153,000                    140,793
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 4.1285%, 2025^^                                                     689,738                    119,877
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9653%, 2043##^^                       2,412,634                    110,178
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.4499%, 2035^^                                 5,332,366                    113,504
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029                                153,000                    166,055
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                              153,027                    174,358
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                                             186,715                    201,719
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##                                     147,000                    161,437
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5531%, 2030^^                           1,578,272                     51,095
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                    140,000                    148,581
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    185,000                    191,102
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5009%, 2014##^^                                            1,332,449                    113,258
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8607%, 2031^^                                              1,598,699                     33,869
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                   186,715                    195,595
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., 7.2254%, 2013##                                 171,000                    183,974
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., 7.1438%, 2032##                                    224,179                    249,178
---------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                     281,558                    294,202
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,863,875
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                          $      10,000            $         9,250
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                                  123,000                    113,882
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             280,000                    239,605
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                              36,000                     38,700
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                  6,000                      6,720
---------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                         100,000                    111,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       519,657
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                           $     164,000            $       164,410
---------------------------------------------------------------------------------------------------------------------------------
Bosphorusfinl Services Ltd., 4.83%, 2012##                                                     100,000                     96,500
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506%, 2049##                                                100,000                     95,617
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 10.125%, 2007                                                  20,000                     21,650
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 10.125%, 2007##                                                14,000                     15,155
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013                                                     20,000                     20,100
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013##                                                   22,000                     22,110
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    167,000                    169,221
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                                           66,000                     70,513
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B. V., 8%, 2014##                                                            161,000                    156,170
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                            150,000                    178,415
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,009,861
---------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                               $      30,000            $        30,600
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                         $     165,000            $       174,075
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   160,000                    160,800
---------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                      187,000                    199,159
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                              50,000                     49,875
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                               50,000                     53,500
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 122,000                    111,935
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                            81,000                    101,529
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       850,873
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                               $      70,000            $        74,855
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp., 7.75%, 2014                                                           50,000                     50,000
---------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                              40,000                     44,000
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                               70,000                     67,550
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 10.75%, 2014##                                                          105,000                     55,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       292,318
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                        $     185,000            $       186,850
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                          150,000                    146,625
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      160,000                    167,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       500,675
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                      $      88,000            $       100,320
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           100,000                    112,250
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                       90,000                     93,600
---------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                        EUR             10,000                     13,743
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                     $     125,000                    143,750
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                          55,000                     57,200
---------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               125,000                    128,125
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                      130,000                    126,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       775,413
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                             $      40,000            $        41,500
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
D. R. Horton, Inc., 8%, 2009                                                             $      80,000            $        86,009
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                    $      85,000            $        83,725
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                 $      55,000            $        60,363
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                              85,000                     90,738
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              165,000                    174,488
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        115,000                     97,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       422,764
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                          $     170,000            $       167,450
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                               $     100,000            $        99,250
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                $      80,000            $        91,200
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    110,000                    125,400
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                    109,000                    121,263
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               175,000                    198,844
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                  90,000                    110,250
---------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                         115,000                    135,186
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                            100,000                    119,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       902,131
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                     $     762,065            $       755,397
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                       303,000                    294,819
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                                                      100,000                     90,250
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 3.01%, 2012                                                             270,000                    228,690
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                             105,000                    124,950
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                        331,000                    375,040
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                41,000                     44,075
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                                                 124,000                    143,220
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                                   60,000                     62,400
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                          33,000                     37,579
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                           175,000                    210,438
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                                            420,000                    367,285
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                  128,000                    176,909
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 5%, 2030                                                                    95,000                     97,328
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                    176,000                    253,880
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                            117,000                    121,914
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                 52,000                     59,020
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                              183,000                    193,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,637,174
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                      $     140,000            $       148,050
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                         35,000                     34,563
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                             70,000                     70,000
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  170,000                    174,534
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                          70,000                     70,875
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                               70,000                     73,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       571,172
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                           $      34,000            $        37,740
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                       56,000                     62,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       100,180
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                      $     101,000            $       103,525
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                100,000                     94,253
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                  55,000                     54,725
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   150,000                    139,875
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                 145,000                    172,662
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       565,040
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                              $      30,000            $        35,400
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                  82,000                     95,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       130,510
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                   $     130,000            $       136,500
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                            210,000                    234,675
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                               90,000                     94,500
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                    EUR             95,000                    112,087
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                       $      95,000                    102,125
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                            110,000                    108,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       788,787
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                           $      90,000            $        89,325
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015##                                                                90,000                     85,950
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 195,000                    210,600
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      120,000                    124,200
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                          95,000                    104,381
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                           85,000                     84,575
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        100,000                    109,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       808,281
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                  $     145,000            $       158,050
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                      115,000                     98,900
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          120,000                    119,400
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                              15,000                     16,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       392,400
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                          EUR            105,000            $       146,728
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 16.8%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                               CAD             45,000            $        38,371
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                             AUD            113,000                     89,555
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                                           EUR            154,000                    205,095
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                        614,000                    813,989
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                       106,000                    138,864
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                        63,000                    108,880
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                CAD             60,000                     52,980
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                              118,000                    104,043
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                                  13,000                     15,062
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                             NZD             85,000                     62,149
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                          562,000                    407,809
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                 EUR             92,000                    123,047
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                    94,000                    134,632
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                            217,000                    298,098
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                            286,000                    382,540
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                     126,000                    178,074
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                  310,000                    450,429
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                                 24,000                     33,291
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                                  262,000                    374,575
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                                18,000                     25,246
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                               235,000                    306,219
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                              144,000                    211,861
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                                272,000                    369,406
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                                   130,000                    175,775
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                    20,000                     32,948
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                               467,000                    630,005
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                                 46,000                     64,585
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                            GBP             33,000                     66,325
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                           104,000                    205,197
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                              133,000                    320,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,419,788
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                         $      59,000            $        66,965
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                      85,000                     92,438
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                      125,000                    127,500
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               220,000                    213,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       500,853
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                   $      67,000            $        75,487
---------------------------------------------------------------------------------------------------------------------------------
Davita, Inc., 6.625%, 2013##                                                                    35,000                     34,650
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                            104,000                    112,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       222,977
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                         $      15,000            $        15,150
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                             10,000                     10,150
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                     91,000                     92,820
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                              90,000                     92,700
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                 74,000                     88,612
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                   67,000                     74,203
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       373,635
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                  $     190,000            $       188,519
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                           267,852                    276,776
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2020 - 2034                                                                1,399,102                  1,419,391
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,884,686
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                       $      60,000            $        63,600
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                           $      35,000            $        37,849
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               192,000                    222,559
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                  60,000                     57,600
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              110,000                    111,375
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                 100,000                    104,826
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                     17,000                     16,929
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                   135,000                    146,381
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              170,000                    177,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       874,957
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A. S.A., 10%, 2010                                                $     120,000            $       134,700
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                               $     100,000            $       106,500
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                               100,000                    110,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               142,000                    158,330
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                   EUR             80,000                    104,761
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                      $     135,000                    132,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       611,891
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $      54,000            $        64,701
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $     125,000            $       131,250
---------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                                 57,000                     49,020
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                              113,000                    107,364
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    110,000                    109,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       397,084
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                             $     135,000            $       144,450
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                        $      84,000            $        95,550
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                              70,000                     69,650
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                          125,000                     93,750
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 195,000                    215,475
---------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                    75,000                     82,313
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R. L., 9.375%, 2013                                                                51,000                     56,483
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                         101,000                    107,691
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                       170,000                    169,150
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                       25,000                     26,406
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                              110,000                    113,575
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             110,000                    110,550
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                   50,000                     55,375
---------------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                           50,000                     55,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,251,093
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                 $     168,000            $       183,960
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                       58,000                     75,855
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                 60,000                     65,250
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 8.735%, 2014                                                                        100,000                    110,000
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                                            105,000                    121,538
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A., 5.625%, 2007                                           EUR             96,000                    130,692
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                          $      60,000                     57,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       744,895
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                       $     114,000            $       116,850
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                           $      25,000            $        28,500
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                               $     171,679            $       181,265
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     221,077                    220,123
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                    100,000                     97,101
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                     250,000                    246,604
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       745,093
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008###                                                      $     735,000            $       717,314
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                   84,844                     93,378
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                  497,717                    508,381
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015                                                              266,640                    262,702
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                                  120,000                    115,294
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,697,069
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                    $     160,000            $       176,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012                                                   150,000                    159,000
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          173,000                    202,012
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   100,000                    108,000
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                    90,000                     67,950
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        135,000                    143,433
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                    66,000                     78,300
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                           80,000                     85,700
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                              83,000                     93,044
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     101,000                    105,142
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                           70,000                     71,050
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   178,000                    188,235
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                             105,000                    104,456
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                            30,000                     32,100
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                        256,000                    244,627
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                140,000                    140,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,999,399
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $35,485,680)                                                                        $    36,186,551
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $72,356)                                 1,380            $        62,569
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0%
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75% (Identified Cost, $7,521)                                             275            $         7,351
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.85%, due 4/01/05, at Amortized Cost               $   1,176,000            $     1,176,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $36,741,557)                                                                $    37,432,471
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.9%                                                                                     733,221
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $    38,165,692
---------------------------------------------------------------------------------------------------------------------------------
  ~ As of March 31, 2005, one security representing $0.00 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

        AUD= Australian Dollar
        CAD= Canadian Dollar
        CHF= Swiss Franc
        EUR= Euro
        DKK= Danish Krone
        GBP= British Pound
        JPY= Japanese Yen
        NOK= Norwegian Krone
        NZD= New Zealand Dollar
        SEK= Swedish Krona

Country Weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

------------------------------------
United States                  62.0%
------------------------------------
Germany                         4.3%
------------------------------------
Russia                          3.2%
------------------------------------
Brazil                          3.1%
------------------------------------
Ireland                         2.6%
------------------------------------
Mexico                          2.5%
------------------------------------
United Kingdom                  2.0%
------------------------------------
France                          1.9%
------------------------------------
Netherlands                     1.8%
------------------------------------
Other                          16.6%
------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Variable Insurance Trust - MFS Strategic Income Series
Supplemental Schedules (Unaudited) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                               $36,862,792
                                                             ===========
Gross unrealized appreciation                                $ 1,072,423
Gross unrealized depreciation                                   (502,744)
                                                             -----------
Net unrealized appreciation (depreciation)                   $   569,679
                                                             ===========

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                         NET UNREALIZED
                           CONTRACTS TO                                                CONTRACTS           APPRECIATION
SETTLEMENT DATE            DELIVER/RECEIVE                  IN EXCHANGE FOR            AT VALUE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
SALES
4/11/05                        AUD            129,650         $      99,312           $     100,191       $        (879)
4/11/05-4/25/05                EUR          3,367,232             4,340,460               4,367,022             (26,562)
5/9/05                         GBP            313,929               597,721                 591,456               6,265
4/11/05                        NZD            668,489               463,754                 476,322             (12,568)
                                                              -------------           -------------       -------------
                                                              $   5,501,247           $   5,534,991       $     (33,744)
                                                              =============           =============       =============

PURCHASES
4/11/05                        AUD             83,587         $      65,580           $      64,594       $        (986)
4/11/05                        CHF            237,056               195,268                 198,293               3,025
4/11/05                        DKK             33,657                 5,788                   5,859                  71
4/11/05-4/25/05                EUR             68,550                90,249                  88,920              (1,329)
5/3/05                         NOK          1,212,515               195,089                 191,323              (3,766)
4/14/05-5/6/05                 SEK          2,273,351               332,749                 321,745             (11,004)
                                                              -------------           -------------       -------------
                                                              $     884,723           $     870,734       $     (13,989)
                                                              =============           =============       =============

At March 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $36,832 with Merrill Lynch International.

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Variable Insurance Trust - MFS Strategic Income Series
Supplemental Schedules (Unaudited) 03/31/2005 - continued

Futures Contracts

                                                                                                   Unrealized
                                                                                                   Appreciation
Description                                            Expiration     Contracts      Position     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures                    June 2005      25              Short           $13,764
                                                                                                     ========

At March 31, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) MID CAP GROWTH SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Mid Cap Growth Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            27,600            $     2,490,624
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                              46,820            $     2,289,966
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                              51,600            $     1,780,716
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                 42,800                  1,457,340
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                36,400                  1,621,984
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  89,750                  5,137,290
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         114,830                  4,110,914
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                         73,750                  2,544,375
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                79,200                  1,885,752
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,538,371
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    285,860            $     3,924,858
---------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.^*                                                         385,220                  1,675,707
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        53,020                  3,117,576
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                              329,440                  4,045,523
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                      27,955                  1,779,895
---------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                             15,560                  1,377,371
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                           69,550                  1,020,994
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                                                           25,410                    374,797
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                            87,460                  2,421,767
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,738,488
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                      104,570            $     1,067,660
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        42,900                  2,945,085
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                47,199                  3,688,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,700,875
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                    84,430            $     3,410,972
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. ^                                                                 52,680                  3,368,886
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                              67,230                  3,104,681
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                             91,110                  6,478,832
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                  65,100                  1,731,660
---------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                       74,070                  2,077,664
---------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                 49,440                  1,332,902
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,505,597
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    43,820            $     2,826,390
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   185,770            $     5,275,868
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                        120,850                  2,627,279
---------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                          107,730                  2,566,129
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                      81,300                  3,851,994
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                215,060                  4,587,230
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        184,060                  4,273,873
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    23,182,373
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     25,500            $       884,085
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                       50,570            $     3,745,214
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         74,090                  2,538,323
---------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                                            15,600                    670,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,954,025
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                    52,550            $     2,442,524
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            93,770            $     3,388,848
---------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., "A"*                                                                            81,630                  2,442,370
---------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                              102,980                  1,968,978
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                               99,730                  4,588,577
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  68,440                  2,623,990
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              285,800                  2,515,040
---------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                      121,400                  1,759,086
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                  128,520                  3,756,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    23,043,529
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology^                                                                  79,970            $     2,132,000
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                   55,720                  2,490,127
---------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                          49,070                  1,381,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,003,938
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                          90,640            $     1,193,729
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      74,880                  2,273,357
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,467,086
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                   67,000            $     1,843,840
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                          113,970            $     2,538,112
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          71,040            $     3,678,451
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                     25,150            $     1,644,810
---------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                          45,530                  2,982,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,627,025
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                101,810            $     3,554,187
---------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.*                                                                      32,300                  1,416,032
---------------------------------------------------------------------------------------------------------------------------------
Province Healthcare Co. *                                                                       28,100                    676,929
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,647,148
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.6%
---------------------------------------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                                                50,640            $     3,447,571
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                   219,952                  5,061,096
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    71,540                  3,892,491
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          44,100                  2,510,172
---------------------------------------------------------------------------------------------------------------------------------
Inamed Corp.*                                                                                   23,600                  1,649,168
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                36,960                  1,604,064
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                         67,700                  2,437,200
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                               133,910                  1,636,380
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                  132,500                  4,742,175
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                          19,900                  1,548,419
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    28,528,736
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                             10,300            $       312,384
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                              12,050                    365,459
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       677,843
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 72,260            $     3,748,849
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             93,150                  3,450,276
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 38,790                  1,677,667
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                   50,000                  2,335,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,211,792
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               28,530            $     2,281,544
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  34,500            $     2,396,715
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                            97,500                  2,198,625
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                              146,660                  4,396,867
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                        40,700                  1,261,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,253,907
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                         2,800            $     2,503,200
---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                      106,565            $     3,777,729
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        30,220                  1,383,774
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,161,503
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   39,300            $     1,880,898
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                 88,930            $     2,556,738
---------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co. ^                                                                                 90,760                  3,133,035
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 101,810                  2,507,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,197,353
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                                    141,140            $     3,559,551
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                    252,851            $     4,609,474
---------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                              43,380                  2,514,739
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,124,213
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                    28,480            $     1,525,104
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $226,691,421)                                                                      $   242,308,091
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   15,171,191            $    15,171,191
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                   $   6,879,000            $     6,879,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $248,741,612)                                                               $   264,358,282
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (7.0)%                                                                               (17,239,608)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   247,118,674
---------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.
~ As of March 31, 2005, 1 security representing $312,384 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

NOTES TO FINANCIAL STATEMENTS (unaudited)

SUPPLEMENTAL SCHEDULES (UNAUDITED)
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $249,288,446
                                                         ============
Gross unrealized appreciation                            $ 26,586,900
Gross unrealized depreciation                             (11,517,064)
                                                         ------------
Net unrealized appreciation                              $ 15,069,836
                                                         ============

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05

MFS(R) BOND SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Bond Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 93.6%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                                           $     133,000            $       149,978
---------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                                               100,000                    107,781
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                                                80,000                     85,600
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                             137,000                    159,187
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                              152,000                    188,504
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       691,050
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                 $     142,000            $       154,385
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                                 $      68,791            $        65,289
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                                                        82,376                     80,317
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       145,606
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                          $      90,000            $        92,535
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.4362%, 2029                                                      180,000                    184,918
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009                                                         37,726                     37,620
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033                                                  92,000                     96,710
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                    250,000                    244,939
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                50,000                     51,439
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013                                               88,000                     87,515
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 0.7175%, 2030^^                                        1,555,565                     57,392
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                               65,000                     67,812
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                               50,000                     54,262
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                             20,000                     20,000
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     100,000                     98,245
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6142%, 2032                                                   110,000                    121,523
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        250,207                    261,659
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                      87,000                     84,475
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                     140,000                    138,666
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                          60,000                     58,827
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 4.1285%, 2025^^                                                     423,523                     73,609
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029                                 65,000                     70,546
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                          60,000                     56,247
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##                                     110,000                    120,803
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                       183,329                    180,358
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 3.38%, 2040                                                               78,000                     78,381
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                       95,000                     93,848
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5531%, 2030^^                             965,604                     31,260
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                 105,000                    112,959
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    145,000                    149,783
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.2615%, 2030##^^                                            2,411,622                     52,068
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                      2,624                      2,628
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                   115,000                    120,726
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                    124,379                    129,395
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8607%, 2031^^                                              1,389,788                     29,443
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                                                    150,000                    147,861
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., 7.2254%, 2013##                                 125,000                    134,484
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                          27,658                     27,602
---------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                      54,233                     56,668
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,427,206
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                              $     114,000            $       103,123
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009 - 2011                                                     193,000                    192,392
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            243,000                    247,394
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                                  107,000                     99,068
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.75%, 2010                                                    80,000                     76,840
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                    71,000                     65,920
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             458,000                    391,925
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                         98,000                     98,461
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                         62,000                     67,096
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                              71,000                     76,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,418,544
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.945% to 2049                           $      86,000            $       120,982
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                   102,000                    106,590
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                  92,000                     92,230
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                              235,000                    264,926
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 6.12% to 2049##                                              269,000                    317,842
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506%, 2049##                                                123,000                    117,609
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                      163,000                    160,029
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                                                  181,000                    201,822
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 5.02% to 2049##                                       163,000                    170,663
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    153,000                    155,035
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.346% to 2049##                                          236,000                    262,327
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                        98,000                     97,343
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                                          133,000                    142,094
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.947% to 2049##                                        297,000                    318,117
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B. V., 8%, 2014                                                              100,000                     97,000
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                              57,000                     61,367
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                            186,000                    221,234
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                    82,000                     80,008
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                   164,000                    181,596
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Bank Assn., 4.75%, 2015                                                   250,000                    242,304
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,411,118
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                         $     136,000            $       141,440
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                         183,000                    170,524
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 116,000                    106,430
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                  363,000                    410,419
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                            72,000                     90,248
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       919,061
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Amvescap PLC, 4.5%, 2009##                                                               $     130,000            $       127,289
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    184,000                    199,287
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   165,000                    180,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       506,686
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                               $     135,000            $       144,364
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                                                  110,000                    112,475
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                            93,000                    102,117
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       358,956
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                $      55,000            $        57,475
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                      $      81,000            $        92,340
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                      83,000                     84,059
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                   62,000                     64,399
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       240,798
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $     110,000            $       121,553
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                     104,000                    112,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       234,246
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                               $      81,000            $        85,095
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                 $     105,000            $       115,238
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              105,000                    111,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       226,276
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                        $     165,000            $       186,605
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                       172,000                    197,484
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       384,089
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                              $      76,000            $        75,327
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                    100,000                    111,250
---------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                                 63,900                     70,450
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                42,000                     47,723
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                          100,000                    119,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       424,738
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                     $      62,391            $        61,845
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                         79,000                     89,880
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                15,000                     16,125
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                    20,000                     16,675
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                              137,000                    145,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       329,745
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                   $      93,000            $       100,351
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011                                                           85,000                     90,100
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                             35,000                     37,013
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                         10,000                      9,875
---------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                       78,000                     81,648
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  193,000                    198,147
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                78,000                     78,797
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                145,000                    162,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       758,003
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $     138,000            $       155,619
---------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                  28,000                     31,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       186,699
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                          $     173,000            $       163,058
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                                160,000                    197,698
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                   111,000                    113,949
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                  115,000                    123,621
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       598,326
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                            $      63,000            $        63,582
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                  100,000                     98,294
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                      40,000                     43,160
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                 46,000                     50,358
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       255,394
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                     $     120,000            $       130,800
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                 143,000                    165,862
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       296,662
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                           $     105,000            $       115,196
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                               $     125,000            $       131,343
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                    95,000                    104,025
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                         100,000                    109,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       345,243
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007                                                    $     150,000            $       160,235
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                   $      95,000            $        96,454
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                      85,000                     85,161
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       181,615
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                    DKK            538,000            $       105,576
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                               EUR             73,000                    107,402
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                                                   74,000                    106,406
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       319,384
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                          $      75,000            $        76,702
---------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                   50,000                     55,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       131,702
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                   $     100,000            $       112,459
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                         65,000                     70,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       182,783
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                  $     100,000            $       107,098
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                    160,000                    163,200
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                122,000                    146,089
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       416,387
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                 $      36,424            $        35,652
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                       126,568                    125,579
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2017                                                                    200,818                    207,504
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                1,656,644                  1,681,598
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                         310,727                    304,371
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                   93,766                    100,339
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                         221,443                    230,232
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                           338,012                    331,420
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                                                        104,553                    106,766
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                           60,652                     62,095
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,185,556
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $     204,000            $       236,469
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.875%, 2033                                                 155,000                    162,429
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                   175,000                    202,164
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                 55,000                     58,205
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                     66,000                     65,723
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       724,990
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $     140,000            $       144,037
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                                       $     130,000            $       132,147
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                           $      55,000            $        54,863
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                              98,000                    110,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       165,775
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                         $      88,000            $        98,120
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                    $     155,000            $       166,257
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                           $     102,000            $       106,052
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                   138,000                    147,356
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                             125,000                    132,086
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                          135,000                    140,647
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                            88,000                     92,868
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             135,000                    138,358
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       757,367
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $     135,000            $       161,753
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $     100,000            $       105,000
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             120,000                    135,900
---------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                                 36,000                     30,960
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                              137,000                    130,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       402,026
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                   $     103,000            $       110,269
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                              $      61,000            $        67,091
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                $      69,000            $        91,032
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                          140,000                    105,000
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                          76,000                     81,035
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                        75,000                     74,625
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012                                                              75,000                     76,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       428,192
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                             $     160,000            $       171,206
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       123,000                    134,685
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                           75,000                     78,000
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8%, 2010                                         193,000                    221,965
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                      164,000                    214,488
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                           170,000                    165,696
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                          123,000                    142,438
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                             135,000                    130,725
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A., 5.625%, 2007                                           EUR             73,000                     99,381
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                     $      70,000                     71,683
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                             63,000                     66,384
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                            79,000                     86,111
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                           168,000                    188,542
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,771,304
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                             $     109,000            $       116,961
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                             197,000                    201,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       318,886
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                 $     110,000            $       139,922
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                  $     325,000            $       322,467
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                           387,000                    406,616
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                        253,000                    273,759
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                       250,000                    248,148
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                             52,000                     52,701
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                      200,000                    200,844
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     216,823                    207,735
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                     172,493                    171,648
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     167,036                    166,315
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                    350,000                    339,855
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                     350,000                    345,245
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,735,333
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                        $      54,000            $        77,882
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              146,000                    159,123
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                              726,000                    734,111
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                  356,345                    392,189
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                  202,324                    206,659
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                                  510,000                    489,998
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,059,962
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                    $     206,000            $       240,546
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        125,000                    132,809
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                    213,000                    235,682
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   238,000                    282,355
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     125,000                    130,126
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                         173,000                    190,320
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 163,000                    171,972
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   120,000                    126,900
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                            85,000                     96,932
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                               5,000                      4,974
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                38,657                     39,820
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                     61,000                     69,480
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                    39,000                     51,788
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                             119,000                    120,595
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                  133,936                    130,819
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                        272,000                    259,926
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                  94,120                    101,666
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,386,710
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $32,532,213)                                                                        $    32,918,400
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 3/31/05, due 4/01/05, total to be received $65,005 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
  Cost                                                                                   $      65,000            $        65,000
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.85%, due 4/01/05, at Amortized Cost<              $   1,403,000            $     1,403,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $34,000,213)                                                                  $    34,386,400
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                                     759,866
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $    35,146,266
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security. ## SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

        DKK= Danish Krone
        EUR= Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Variable Insurance Trust - MFS Bond Series
Supplemental Schedules (Unaudited) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                              $34,262,217
                                                            ===========
Gross unrealized appreciation                               $   703,492
Gross unrealized depreciation                                  (579,309)
                                                            -----------
Net unrealized appreciation (depreciation)                  $   124,183
                                                            ===========

(2) SUBSEQUENT EVENT

Effective May 1, 2005, the Series changed its name from Bond Series to Research Bond Series, and changed its objective and principal investment policies as a result of this name change. Please see the prospectus for details.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05
 MFS(R) Research Series


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

 MFS Variable Insurance Trust - MFS Research Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.4%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     117,550            $     1,655,543
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      82,370            $     3,648,991
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           84,190            $     4,862,814
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          130,210            $     5,742,261
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             70,020                  3,424,678
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                       131,540                  4,551,284
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                             128,570                  6,618,784
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       99,380                  4,953,099
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,290,106
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                              48,300            $     1,666,833
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          83,900                  3,003,620
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                        116,850                  4,031,325
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                               121,310                  2,888,391
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                                   33,910                  1,290,615
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,880,784
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                            88,940            $     2,462,749
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               73,930                  2,574,982
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                121,330                  3,485,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,523,542
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        86,920            $     5,967,058
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       96,500                 10,614,035
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                86,269                  6,741,060
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                  37,400                  3,521,584
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                         112,700                  3,216,458
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    30,060,195
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                             70,400            $     5,006,144
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    87,280            $     5,629,560
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. *                                                                            357,230                  6,726,641
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,356,201
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   107,920            $     3,064,928
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                            712                     19,295
---------------------------------------------------------------------------------------------------------------------------------
FileNet Corp.*                                                                                  60,540                  1,379,101
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                       54,300                  2,946,861
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  403,870                  5,040,298
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                167,400                  3,570,642
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,021,125
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    144,080            $     5,535,554
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                        439,700                  1,776,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,311,942
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    131,730            $     4,567,079
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         59,690            $     2,044,979
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           30,950                  1,614,661
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                    37,860                  1,911,173
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            60,270                  3,194,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,765,123
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                          294,220            $     7,396,691
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        139,880            $     4,727,944
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            89,300            $     3,227,302
---------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                               94,040                  1,798,045
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                36,080                  1,660,041
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  46,170                  1,770,158
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    53,710                  1,569,943
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,025,489
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             48,720            $     2,374,613
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  48,390            $     5,218,378
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                92,910                 10,891,839
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,110,217
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       51,860            $     2,728,873
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co. ^*                                                                                   46,670                    748,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,476,993
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                172,270            $     1,274,492
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                      11,333                  3,100,292
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  131,970                  6,998,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,373,153
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                     315,800            $     1,462,154
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   84,150                  3,169,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,632,084
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  55,490            $     2,874,937
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    68,740            $     3,438,375
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             113,250            $     6,275,182
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                               48,660                  1,841,294
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                  121,930                  3,355,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,471,990
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  110,280            $     3,738,492
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          83,730            $     4,335,539
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      77,900            $     3,238,994
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                   34,460            $     1,106,166
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        153,760                  1,772,853
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,879,019
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                              24,270            $     1,072,006
---------------------------------------------------------------------------------------------------------------------------------
Inamed Corp.*                                                                                   19,700                  1,376,636
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,448,642
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            153,598            $     5,689,270
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 92,150                  3,985,488
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                    100,680                  5,659,223
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,333,981
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     139,500            $     1,718,640
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             57,810            $     2,695,102
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 67,890                  3,537,069
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                           162,470                  3,663,699
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               54,790                  3,679,696
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                              53,470                  1,603,031
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          173,180                  7,304,732
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,483,329
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                     66,810            $     2,691,775
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                       55,120            $     1,954,004
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        58,100                  2,660,399
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,614,403
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                          177,170            $     4,946,586
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      277,470            $     6,059,945
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               28,870                  1,648,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,708,133
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        114,180            $     3,032,621
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           335,570            $     6,003,347
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  36,780                  1,347,987
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,351,334
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                               41,800            $     1,372,712
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   244,510                  5,562,603
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    23,710                    841,705
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,777,020
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              90,450            $     5,914,525
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       99,060            $     4,635,017
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                               66,500            $       867,160
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    90,310                  4,144,326
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,011,486
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $308,715,776)                                                                      $   328,711,611
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.91%, dated 3/31/05, due 4/01/05, total to be received $3,022,844 (secured by various U.S. Treasury and Federal Agency
  obligations in an individually traded account), at Cost                                    3,022,599            $     3,022,599
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   21,001,656                 21,001,656
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                                         $    24,024,255
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                   $     636,000            $       636,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $333,376,031)                                                                 $   353,371,866
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.9)%                                                                               (22,877,823)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   330,494,043
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security. ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipts

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIT RESEARCH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:



Aggregate cost                                           $334,445,915
                                                         ============
Gross unrealized appreciation                            $ 30,439,063
Gross unrealized depreciation                             (11,513,112)
                                                         ------------
Net unrealized appreciation (depreciation)               $ 18,925,951
                                                         ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) INVESTORS TRUST SERIES

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Investors Trust Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.5%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          282,740            $    17,264,104
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      205,030                 20,843,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    38,107,454
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                          102,830            $     5,939,461
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           166,580            $     8,557,215
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          242,680                 10,702,188
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                141,153                  6,343,416
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                       246,600                  8,532,360
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                      183,590                  9,150,126
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                              211,340                 12,638,132
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    55,923,437
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   136,900            $     7,968,949
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 154,780                  8,859,607
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         224,280                  8,029,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,857,780
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                               283,040            $     3,475,731
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                           187,420                  5,189,660
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              201,691                  7,024,898
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                317,690                  9,127,234
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,817,523
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                      109,160            $    12,006,508
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                99,500                  7,774,930
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                  84,060                  7,915,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,696,528
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           268,440            $     6,482,826
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                               225,760            $    11,254,136
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                   185,430                 11,960,235
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            65,100                  4,655,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,870,323
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   173,670            $     4,932,228
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                            467                     12,656
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                      46,200                  2,188,956
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                1,053,090                 13,142,563
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        197,790                  4,592,684
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,869,087
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                          126,250            $     5,260,838
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    308,600                 11,856,412
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                        877,780                  3,546,231
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,663,481
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    231,410            $     8,022,985
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                          171,610            $     8,952,894
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           214,800                 11,384,400
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                          519,300                 16,490,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    36,827,397
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        505,410            $    17,082,858
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           280,660            $    10,143,052
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         80,200                  2,044,298
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                   124,410                  3,636,504
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,823,854
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    81,200            $     5,718,104
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                            163,170                  7,952,906
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,671,010
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                    196,064            $    12,234,394
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                               150,230                 17,611,463
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    29,845,857
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       76,210            $     4,010,170
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             92,100            $     4,526,715
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                   47,150                  4,691,904
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  194,411                 10,309,615
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,528,234
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 148,850            $     7,711,919
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   224,560            $    11,232,491
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                          142,540                  7,142,679
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,375,170
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             354,918            $    19,666,006
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                    126,010            $     4,695,133
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  166,650                  5,649,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,344,568
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                         128,310            $     6,643,892
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               17,800                  1,942,633
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd., ADR                                                                         113,900                  1,569,542
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,156,067
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              127,030            $    11,615,623
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                     68,560                  4,483,824
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       65,880                  5,898,236
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,997,683
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                        80,120            $     2,346,715
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  101,120                  7,472,768
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                181,420                  9,243,349
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                   34,650                  3,852,414
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                          87,200                  6,785,032
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    29,700,278
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                246,870            $    10,677,128
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                    150,520                  8,460,729
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,137,857
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     603,180            $     7,431,178
---------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               99,860                  7,985,804
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,416,982
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            246,150            $    11,475,513
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                139,210                  7,252,841
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              331,746                 22,280,061
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                71,770                  7,691,464
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          178,550                  7,531,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    56,231,118
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                  166,770            $     7,981,612
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      320,640            $     7,002,778
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                  118,550                  3,726,027
---------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co. ^                                                                                 68,400                  2,361,168
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 319,730                  7,874,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,964,923
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        375,028            $     9,960,744
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           620,502            $    11,100,781
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  97,460                  3,571,909
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,672,690
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   373,180            $     8,489,845
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                             146,450            $     9,576,366
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       33,420            $     1,563,722
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                     63,660                  5,980,857
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                85,650                  6,230,181
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,774,760
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   28,380            $     2,005,331
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                   170,770                  7,836,631
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,841,964
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $638,393,670)                                                                      $   706,040,815
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                    $   5,772,000            $     5,772,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   14,594,935            $    14,594,935
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $658,760,607)                                                                 $   726,407,750
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.3)%                                                                                (9,222,016)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   717,185,734
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
  ^ All or a portion of this security is on loan.
ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Variable Insurance Trust - MFS Investors Trust Series
Supplemental Schedules (Unaudited) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                               $664,249,171
                                                             ============
Gross unrealized appreciation                                $ 75,652,607
Gross unrealized depreciation                                 (13,494,028)
                                                             ------------
Net unrealized appreciation (depreciation)                   $ 62,158,579
                                                             ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05

MFS(R) CAPITAL OPPORTUNITIES SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Capital Opportunities Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           39,150            $     2,390,499
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      18,290            $       810,247
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                       22,190            $       960,383
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            20,410            $     1,048,462
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                           47,076                  2,076,052
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 24,099                  1,083,009
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     31,050                  1,962,360
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                       100,880                  3,490,444
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                             1,750                     76,020
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              44,940                  2,313,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,049,858
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    16,540            $       962,793
---------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                               8,100                    279,531
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                 8,230                    465,900
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  19,811                  1,133,982
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          21,760                    779,008
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                          16,890                    582,705
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                73,860                  1,758,607
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,962,526
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     24,060            $       803,604
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                         7,750                    455,700
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                              170,510                  2,093,863
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                 50,390                    852,599
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              40,440                    709,722
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                            23,570                    652,653
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              124,472                  4,335,360
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                105,600                  3,033,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,937,389
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        2,600            $       285,974
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          94,760                  2,704,450
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       37,700                  2,133,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,124,244
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            55,380            $     1,337,427
---------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    8,120                    323,176
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              3,970                    282,307
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,942,910
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    10,100            $       651,450
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    20,790            $       590,436
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                         15,070                    327,622
---------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                           16,650                    396,603
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                            138                      3,740
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                      28,070                  1,329,957
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                109,000                  2,634,530
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  123,053                  1,535,701
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                129,710                  2,766,714
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         56,400                  1,309,608
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,894,911
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     55,550            $     2,134,231
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            8,610                    786,782
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                        290,800                  1,174,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,095,845
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     51,500            $     1,785,505
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                         4,300            $       318,458
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                              9,180                    394,189
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                          3,010                    103,123
---------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                    19,300                    797,283
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                    42,860                  2,163,573
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            20,370                  1,079,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,856,236
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Owens -Illinois, Inc.*                                                                         121,050            $     3,043,197
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  25,090                    388,142
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,431,339
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                      9,810            $       701,611
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             2,970                    192,842
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            15,495                    558,750
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        104,891                  3,545,316
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,998,519
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                              4,860            $       180,014
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            24,880                    899,163
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                         18,520                    300,950
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                12,560                    577,886
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          7,960                    304,948
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  16,380                    628,009
---------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                  6,780                    277,099
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                               52,640                    463,232
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                  640                    316,376
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                36,400                    308,672
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         17,940                    457,291
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    25,580                    747,703
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,461,343
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                     7,200            $       440,856
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              45,510                  2,173,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,613,959
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       16,640            $       875,597
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.^*                                                                                72,570                    287,377
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,162,974
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             29,750            $     1,462,213
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   30,990                  1,643,400
---------------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                    21,410                    766,478
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,872,091
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   45,290            $     1,706,074
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   9,000            $       466,290
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                    6,750                    301,658
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       767,948
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   12,760            $       658,799
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    24,370                  1,218,987
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                           10,970                    549,707
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,427,493
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  42,400            $     2,292,144
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              11,560                    640,540
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                  92,890                  1,896,814
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         13,863                    950,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,779,945
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     19,680            $       733,277
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   37,210                  1,261,419
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,994,696
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                               13,733            $       203,248
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          17,660                    914,435
---------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                    57,730                  1,232,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,350,219
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        3,370            $       301,716
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                   28,450            $       913,245
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                        7,480                    400,704
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        164,740                  1,899,452
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,213,401
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                        13,300            $       389,557
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                           6,370                    362,580
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    4,190                    309,641
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 30,920                  1,575,374
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                         15,400                    554,400
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    8,940                    319,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,511,515
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 18,400            $       954,592
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           27,310                  1,562,405
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             56,285                  2,084,796
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     32,700                  1,838,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,439,860
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      87,490            $     1,077,877
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        13,750                    380,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,458,202
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             63,620            $     2,965,964
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  12,530                    870,459
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 13,390                    697,619
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               53,080                  3,564,853
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               99,650                  3,225,671
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          130,203                  5,491,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,816,529
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                     11,400            $       459,306
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                        9,435            $       334,471
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        12,700                    581,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       916,004
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                     7,000            $       400,680
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                         3,200                    116,928
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                               4,420                    238,724
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                       11,600                    186,180
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       62,230                  1,359,103
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                17,000                    650,080
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               18,440                  1,052,740
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                                38,090                  1,276,015
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                   9,200                    264,500
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   14,590                    458,564
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  26,900                    662,547
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,666,061
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         16,881            $       448,359
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           158,110            $     2,828,588
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      34,020                    857,984
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                  35,500                    395,115
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               178,340                  2,751,786
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                       1,159,900                  3,166,527
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  18,000                    659,700
---------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, "B", ADR^                                                       7,830                    220,806
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,880,506
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   168,240            $     3,827,460
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   115,240                  4,091,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,918,480
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                     6,320            $       338,436
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      5,970                    560,882
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                12,330                    896,884
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,796,202
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                 382,010            $     1,069,628
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $151,851,178)                                                                      $   162,924,372
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                   $     490,000            $       490,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    4,498,245            $     4,498,245
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $156,839,423)                                                                 $   167,912,617
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.8)%                                                                                (2,940,121)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   164,972,496
---------------------------------------------------------------------------------------------------------------------------------


* Non-income producing security.
^ All or a portion of this security is on loan.
< The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Variable Insurance Trust - MFS Capital Opportunities Series
Supplemental Schedules (Unaudited) - 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                $158,779,801
                                                              ============
Gross unrealized appreciation                                 $ 14,253,317
Gross unrealized depreciation                                   (5,120,501)
                                                              ------------
Net unrealized appreciation (depreciation)                    $  9,132,816
                                                              ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) UTILITIES SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Utilities Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 86.9%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    342,300            $     4,699,779
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                    267,900                  8,947,865
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.                                                                                206,470                  4,263,606
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                       147,000                  8,643,600
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                615,000                 10,405,800
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                      82,800                  5,271,876
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                    20,840                    863,292
---------------------------------------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                                         100,200                  5,820,618
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                          105,500                  1,548,740
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                                                         210,500                  3,104,875
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             493,300                  8,657,415
---------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C. V., ADR^                                                                  744,700                  6,441,655
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              248,220                  8,645,503
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                126,100                  3,622,853
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    80,937,477
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
E. ON AG                                                                                       121,100            $    10,392,633
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    40,200            $     2,838,839
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                              367,200                 12,539,880
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                           69,900                  2,391,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,770,255
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR^                                                                  41,900            $     1,851,142
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                       17,600                  4,118,878
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,970,020
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                            244,210            $     8,530,255
---------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                                                     185,940                  5,135,653
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.^                                                                            393,316                 10,371,743
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                  122,470                  7,256,348
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy^                                                                                 344,400                 13,720,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    45,014,895
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                                                 122,500            $     1,296,050
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                     821,400                 12,524,231
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.^                                                                             8,096                    612,867
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.^                                                                            47,400                    891,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,324,742
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                       16,600            $       625,156
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            101,300                  3,752,152
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                272,800                 11,798,600
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     46,300                  2,602,523
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                     164,200                  4,078,728
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                               35,600                  2,189,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,046,915
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                    143,800            $     5,793,702
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR^                                                              142,800            $     7,368,480
---------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                                              8,220                  1,384,165
---------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR^                                                                      185,600                  3,660,032
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           7,247,776                 19,224,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    31,637,402
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR##*                                                                            187,970            $     3,054,513
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 17.5%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.^                                                                               118,400            $     3,112,736
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                              219,400                  7,205,096
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co. ^                                                                  772,700                  9,998,738
---------------------------------------------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile S.A., ADR^                                             393,900                  4,388,046
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                            602,600                 12,032,030
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S. p. A.*                                                                              138,917                  6,799,256
---------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                          875,900                  2,471,151
---------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                            211,500                  4,446,603
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                      118,100                  2,943,052
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                                                      176,700                  4,186,023
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                            2,097,000                  3,277,158
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                 1,010,300                 22,984,325
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                            1,361,264                  5,885,023
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                 609,500                 10,620,917
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                     99,290                  3,191,889
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                                                       270,060                  8,311,084
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   117,052                  4,155,346
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   116,008,473
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 33.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                   1,057,700            $    17,325,126
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.*                                                                         17,200                    355,352
---------------------------------------------------------------------------------------------------------------------------------
Avista Corp.                                                                                    87,600                  1,533,000
---------------------------------------------------------------------------------------------------------------------------------
AWG PLC                                                                                        224,000                  3,501,526
---------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                  301,600                 12,220,832
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                              221,070                  2,882,753
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                               196,950                 10,182,315
---------------------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR^*                                                                       241,580                  4,928,232
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                       149,810                 11,150,358
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.^                                                                                     137,900                  3,447,500
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co. ^                                                                               243,700                 11,083,476
---------------------------------------------------------------------------------------------------------------------------------
Edison International^                                                                          322,900                 11,211,088
---------------------------------------------------------------------------------------------------------------------------------
Enel S. p. A                                                                                   444,300                  4,251,300
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR^                                                                             704,900                  5,921,160
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                  229,760                 16,234,842
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                   414,900                 19,039,761
---------------------------------------------------------------------------------------------------------------------------------
International Power PLC*                                                                     1,819,700                  6,157,976
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.^                                                                                    402,690                 13,731,729
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      385,450                 20,810,446
---------------------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A                                                                     12,700                    314,504
---------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                          83,300                  5,038,320
---------------------------------------------------------------------------------------------------------------------------------
SCANA Corp.^                                                                                    89,100                  3,405,402
---------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                               359,300                  6,206,651
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                       229,200                  6,169,231
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                      199,460                 15,883,000
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement                                                                           175,993                  6,243,104
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   219,228,984
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $503,653,009)                                                                      $   576,180,011
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.1071%, 2023##^^                                             $     639,657            $        81,324
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0%
---------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                $      89,000            $        94,787
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                      $     315,000            $       333,113
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                      5,075,000                  5,011,563
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,344,676
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                           $   1,258,000            $     1,562,205
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                 $   3,500,000            $     3,596,250
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 8.5%, 2012                                                       $     620,000            $       642,475
---------------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                           1,760,000                  1,817,200
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                                              1,550,000                  1,592,625
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                          3,230,000                  3,133,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,185,400
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                  $   2,541,000            $     2,750,633
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                               3,225,000                  3,418,500
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          737,000                    860,595
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      1,507,000                  1,601,141
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             873,000                    978,646
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     503,000                    523,628
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                 3,886,000                  4,109,445
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                           78,000                     80,145
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                       3,158,000                  3,331,690
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                      4,637,000                  4,431,159
---------------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009*                                                           16,000                      2,720
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                          $   4,060,000                  4,070,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,158,452
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $45,185,051)                                                                        $    44,023,094
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                                             520            $       538,200
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Southern Union Co., 5%                                                                          28,700            $     1,475,180
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 5.5%                                                                        4,650                    421,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,897,168
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75%^                                                                           58,980            $     2,801,550
---------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                                      90,100                  4,492,386
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,293,936
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $9,237,184)                                                  $     9,729,304
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 2.84%, due 4/01/05, at Amortized Cost<                  $  21,576,000            $    21,576,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   72,649,821            $    72,649,821
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $652,301,065)                                                                 $   724,158,230
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (9.2)%                                                                               (61,089,623)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   663,068,607
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
## SEC Rule 144A restriction.
 ^ All or a portion of this security is on loan.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:


United States                             64.3%
-----------------------------------------------
Great Britain                              5.3%
-----------------------------------------------
Germany                                    4.3%
-----------------------------------------------
Spain                                      3.5%
-----------------------------------------------
Mexico                                     3.4%
-----------------------------------------------
Canada                                     3.2%
-----------------------------------------------
France                                     2.5%
-----------------------------------------------
South Korea                                1.8%
-----------------------------------------------
Chile                                      1.8%
-----------------------------------------------
Other                                      9.9%
-----------------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS UTILITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

                                Aggregate cost           $654,445,067
                                                         ------------
                Gross unrealized appreciation            $ 76,113,525
                                                         ------------
                Gross unrealized depreciation              (6,400,362)
                                                         ------------
   Net unrealized appreciation (depreciation)            $ 69,713,163
                                                         ------------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Forward Foreign Currency Exchange Contracts

                                                                                                           NET UNREALIZED
                                           CONTRACTS TO                                CONTRACTS           APPRECIATION
SETTLEMENT DATE              CURRENCY    DELIVER/RECEIVE     IN EXCHANGE FOR           AT VALUE            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
SALES
4/11/2005-4/25/2005            EUR         37,908,622         $  49,652,913           $  49,169,458       $     483,455
5/9/2005                       GBP          9,840,976            18,731,012              18,540,827             190,185
                                                              -------------           -------------       -------------
                                                              $  68,383,925           $  67,710,285       $     673,640
                                                              =============           =============       =============

Purchases
4/11/2005-4/25/2005            EUR          1,244,000         $   1,617,167           $   1,613,383       ($      3,784)
                                                              =============           =============       =============

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

EUR = Euro
GBP = British Pound

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) EMERGING GROWTH SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Emerging Growth Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.5%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            30,400            $     2,743,296
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                       83,640            $     3,963,699
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. *                                                                       15,280            $       813,354
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                 45,750                  3,811,432
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,624,786
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           180,530            $     9,273,826
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             93,680                  4,581,889
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       99,600                  4,964,064
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,819,779
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    78,780            $     4,585,784
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                78,030                  3,477,017
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 198,510                 11,362,712
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         175,740                  6,291,492
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                         155,110                  5,351,295
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                               253,400                  6,033,454
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                                35,760                    425,902
---------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                                   79,330                  3,019,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    40,546,956
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A                                                                      28,660            $     2,339,166
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    233,350                  3,203,895
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                       128,890                  7,578,732
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                               125,270                  1,538,316
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                     106,110                  6,756,024
---------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                             39,600                  3,505,392
---------------------------------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                                                 223,240                  2,657,315
---------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                         204,380                  3,635,920
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                           125,000                  3,461,250
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                261,860                  7,523,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    42,199,248
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       55,940            $     6,152,840
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                               176,340                 13,779,208
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                  58,470                  5,505,535
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,437,583
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                   186,990            $     7,554,396
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                   51,210                  3,274,880
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                             188,370                  8,698,927
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                            257,180                 18,288,070
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                 138,760                  3,691,016
---------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                                 81,470                  3,545,574
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    45,052,863
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    53,590            $     3,456,555
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. *                                                                            150,050            $     2,825,442
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,281,997
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   409,240            $    11,622,416
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                        164,400                  3,574,056
---------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                          117,110                  2,789,560
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                          4,949                    134,118
---------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                              102,790                  3,443,465
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                     156,110                  7,396,492
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                       24,590                  1,334,499
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  967,190                 12,070,531
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                206,360                  4,401,659
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        388,984                  9,032,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    55,799,004
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    445,240            $    17,106,121
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    100,550            $     3,486,069
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                       73,780            $     5,464,147
---------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                        196,330                  6,726,266
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                    50,660                  2,557,317
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                         29,240                  3,313,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,061,207
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        218,860            $     7,397,468
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           221,270            $     7,996,698
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.*                                                                               88,410                  2,001,602
---------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                               73,840                  1,411,821
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                42,600                  1,960,026
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                 154,300                  5,915,862
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              343,160                  3,019,808
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                               29,230                  7,234,425
---------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                   177,730                  5,280,358
---------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                      347,180                  5,030,638
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                   225,890                  6,602,765
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    46,454,003
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation, Inc., "A"*                                                                54,000            $     2,198,340
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      107,020            $     5,631,392
---------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                   145,630                  6,468,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,100,277
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  143,610            $     7,615,638
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                           74,490            $     6,589,385
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 212,800            $    11,025,168
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                  100,090                  2,668,399
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                  211,720                  9,461,767
---------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                          95,480                  2,688,717
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,844,051
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                     211,130            $     6,409,907
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                  151,450                  7,819,364
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   192,120                  9,609,842
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C. V                                                                680,360                  2,387,762
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,226,875
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                17,320            $     2,171,062
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.^*                                                                                    51,520            $     1,919,635
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                              68,520                 12,368,545
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  350,090                 11,868,051
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,156,231
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                              208,280            $     3,082,544
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                         249,500                 12,919,110
---------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.^*                                                                      22,930                    458,600
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               60,900                  6,646,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    23,106,679
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                               38,540            $     3,524,097
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                     108,210                  9,688,041
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,212,138
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                114,240            $     3,988,118
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                      159,200                  8,528,344
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,516,462
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                   748,070            $    17,213,091
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    85,530                  4,653,687
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                         189,504                 10,786,568
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                165,900                  8,452,605
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                               162,030                  7,032,102
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                   19,580                  2,176,920
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                  235,770                  8,438,208
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                          49,630                  3,861,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    62,614,891
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                             12,300            $       373,042
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                              37,650                  1,141,871
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR^                                                                50,300                  1,589,983
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,104,896
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                175,490            $     9,104,421
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            235,540                  8,724,401
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 89,230                  3,859,197
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.^                                                                      98,760                  6,195,215
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                3,200                    196,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    28,080,066
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     337,680            $     4,160,218
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                 140,690            $     9,773,734
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                           134,490                  3,032,750
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              128,120                  8,604,539
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                              336,870                 10,099,363
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                74,210                  7,952,955
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                       131,070                  4,063,170
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          129,900                  5,479,182
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    49,005,693
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura S.A., ADR^                                                       34,340            $       782,265
---------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                                  54,850                    779,418
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,561,683
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"*                                                                109,470            $     1,412,163
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                         3,660                  3,272,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,684,203
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                       64,980            $     2,303,541
---------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        84,480                  3,868,339
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,171,880
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                        75,400            $     2,755,116
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                               194,210                  7,426,590
---------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                  159,130                  5,493,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,674,874
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                                74,570            $     3,847,812
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        180,890                  4,804,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,652,250
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                              154,560            $     1,740,346
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           458,328                  8,199,488
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                     236,130                  5,955,199
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                        181,426                  4,002,258
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                 143,680                  5,265,872
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,163,163
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                   1,005,460            $    18,329,536
---------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                             148,220                  8,592,313
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   482,040                 10,966,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    37,888,259
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                    57,510            $     3,079,661
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                     28,540                  2,681,333
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,760,994
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $703,225,634)                                                                      $   748,234,287
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                         58,520            $     1,690,643
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,692,893)                                                              $     1,690,643
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   45,126,580            $    45,126,580
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.91%, dated 03/31/05, due 04/01/05, total to be received $6,248,026 (secured by various U.S. Treasury and Federal Agency
  obligations in an individually traded account), at Cost                                $   6,247,521            $     6,247,521
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                            $    51,374,101
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATION - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                   $  18,403,000            $    18,403,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $774,695,628)                                                               $   819,702,031
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                               (44,156,605)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   775,545,426
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
  ~ As of March 31, 2005, 1 security representing $372,042 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/ VIT EMERGING GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                           $789,145,023
                                                         ============
Gross unrealized appreciation                            $ 60,823,195
Gross unrealized depreciation                             (30,266,187)
                                                         ------------
Net unrealized appreciation (depreciation)               $ 30,557,008
                                                         ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) GLOBAL EQUITY SERIES


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Global Equity Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                         SHARES             $ VALUE
-------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.2%
-------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     42,179        $    594,038
-------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                            2,300        $    172,065
-------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc. ^                                                                       32,000             143,575
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    315,640
-------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                              15,000        $    275,780
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           4,300             248,368
-------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                              8,600             320,078
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    844,226
-------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 11.6%
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           13,200        $    678,084
-------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A. ^                                                         20,650             336,278
-------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                   64,100             183,517
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                10,170             457,040
-------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                        35,030             316,159
-------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                  6,340             331,682
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                     12,190             299,265
-------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              3,240             222,912
-------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                  8,690              76,445
-------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                      266,500              95,681
-------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                4,902             155,846
-------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd. ^                                                                            44,000             250,362
-------------------------------------------------------------------------------------------------------------------------
UBS AG^                                                                                         6,772             571,763
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,975,034
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  5,760        $    329,702
-------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.7%
-------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                                         21,708        $    382,645
-------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                      480              19,884
-------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             17,400             305,370
-------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                 6,600             128,669
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              12,680             441,644
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                12,060             346,484
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,624,696
-------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.3%
-------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                                                   47,640        $    300,173
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       4,040             444,360
-------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                       3,080              42,966
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    787,499
-------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           21,900        $    528,885
-------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                              8,480             391,606
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    920,491
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     1,140        $    119,027
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.0%
-------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                          5,870        $    157,162
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                             6                 163
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  41,880             522,662
-------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                16,010             341,493
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,021,480
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    13,650        $    524,433
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. ^                                                                    24,000        $    174,395
-------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.7%
-------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                    6,800        $    343,264
-------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                          39,560           1,256,207
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,599,471
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.4%
-------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                               7,200        $    377,445
-------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. ^                                                                       5,470             428,719
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    806,164
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.9%
-------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                     9,300        $    498,811
-------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                    1,030             509,168
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,007,979
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.8%
-------------------------------------------------------------------------------------------------------------------------
EnCana Corp.*                                                                                   5,630        $    397,579
-------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             4,320             210,557
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    608,136
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.6%
-------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                         31,867        $    329,987
-------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. ^                                                                                    2,350             549,964
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    879,951
-------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                   3,640        $    362,217
-------------------------------------------------------------------------------------------------------------------------
Nestle S.A. ^                                                                                   1,313             359,189
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   4,390             232,802
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    954,208
-------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                               44,400        $    252,307
-------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                 36,080             375,316
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    627,623
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.2%
-------------------------------------------------------------------------------------------------------------------------
AXA^                                                                                           18,850        $    502,241
-------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. ^                                                                     20,840             240,007
-------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A                                                          15,450             363,575
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,105,823
-------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd. ^                                                                             2,900        $    316,496
-------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.9%
-------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                             6,810        $    326,010
-------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                     16,030             666,509
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    992,519
-------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.2%
-------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    4,520        $    245,933
-------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          7,470             425,192
-------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 6,470             329,647
-------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                             26,000             244,200
-------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                     570              63,373
-------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                          8,070             204,090
-------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   7,930             283,815
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,796,250
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. ^                                                                           43,000        $    173,276
-------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     6,010        $    337,822
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 8.4%
-------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                10,100        $    397,754
-------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. ^                                                               13,070             200,796
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               9,030             606,455
-------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                6,800             728,744
-------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                 7,630             643,518
-------------------------------------------------------------------------------------------------------------------------
Schering AG^                                                                                    4,620             306,451
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,883,718
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N. V                                                                             22,760        $    343,195
-------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.6%
-------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              3,190        $    172,037
-------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                   6,027             381,569
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    553,606
-------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Nok Corp. ^                                                                                     1,000        $     23,833
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 5.6%
-------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  4,240        $    268,350
-------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                           27,000             284,595
-------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                  19,740             379,752
-------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. ^                                                                            4,408             810,985
-------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   3,680             176,125
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,919,807
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 6.2%
-------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                           31,500        $    215,066
-------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                                      10,430             358,440
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                6,420             245,501
-------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                 89,404             487,369
-------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                        9,300             279,515
-------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 22,640             557,623
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,143,514
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
-------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                              252,000        $    240,712
-------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                            163,480             433,631
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    674,343
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            9,310        $    166,556
-------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                            86,250             242,738
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    409,294
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.0%
-------------------------------------------------------------------------------------------------------------------------
BCE, Inc.*                                                                                      6,694        $    167,385
-------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                             207,000             323,496
-------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                 30,049             523,623
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,014,504
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. ^                                                                               14,430        $    377,552
-------------------------------------------------------------------------------------------------------------------------
Veolia Environnement^                                                                           5,980             212,132
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    589,684
-------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $27,986,025)                                              $ 32,991,877
-------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.9%
-------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   6,158,615        $  6,158,615
-------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.2%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 2.8%, dated 3/31/05, due 4/01/05, total to be received $2,138,166
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly
  traded account), at Cost                                                               $  2,138,000        $  2,138,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $36,282,640)                                                             $ 41,288,492
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (20.3)%                                                                       (6,970,083)
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 34,318,409
-------------------------------------------------------------------------------------------------------------------------

          * Non-income producing security.
          ^ All or a portion of this security is on loan.

      GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

United States                          32.3%
--------------------------------------------
Great Britain                          16.0%
--------------------------------------------
France                                 11.2%
--------------------------------------------
Japan                                   9.2%
--------------------------------------------
Switzerland                             5.4%
--------------------------------------------
Sweden                                  4.6%
--------------------------------------------
Spain                                   3.6%
--------------------------------------------
Canada                                  2.8%
--------------------------------------------
Singapore                               1.9%
--------------------------------------------
Other                                  13.0%
--------------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS GLOBAL EQUITY SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                     $36,433,289
                                                                   ===========
Gross unrealized appreciation                                      $ 5,192,960
Gross unrealized depreciation                                         (337,757)
                                                                   -----------
Net unrealized appreciation (depreciation)                         $ 4,855,203
                                                                   ===========


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) TOTAL RETURN SERIES


[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Total Return Series
PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/2005


ISSUER                                                                                         SHARES               $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 60.0%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.8%
---------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                           36,300        $    3,275,712
---------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                         621,150            37,927,419
---------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                       161,980             8,743,680
---------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      70,730             7,190,412
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   57,137,223
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    197,330        $    2,779,144
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
SPX Corp.^                                                                                    173,480        $    7,508,214
---------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                             99,700             3,710,676
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,218,890
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.8%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          217,790        $   11,187,872
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                       1,399,048            61,698,017
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               988,863            44,439,503
---------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                   143,700             4,664,502
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    198,340            10,799,613
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   310,845            19,645,404
---------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                    1,360,368            47,068,733
---------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                    294,430             7,228,257
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                            675,790            34,789,669
---------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                                                         306,800            22,111,076
---------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                  235,419             6,784,776
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                             132,420             7,918,716
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  278,336,138
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.3%
---------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                              435,330        $   10,365,207
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.2%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                                                   37,440        $    1,250,496
---------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.                                                                               176,590             3,646,583
---------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                           1,450,100            17,807,228
---------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                               328,980             5,566,342
---------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                            536,260             9,411,363
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                           1,228,371            42,784,162
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                               672,980            19,334,715
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   99,800,889
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.2%
---------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                      100,300        $    6,885,595
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                     149,960            16,494,100
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.^                                                                35,960             3,385,994
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                      1,155,405            32,975,259
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     490,910            27,785,506
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley^                                                                               235,510            13,482,948
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  101,009,402
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                          611,760        $   14,774,004
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                  80,000             3,184,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,958,004
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                         57,740        $    4,947,741
---------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. ^                                                                            219,330            10,933,600
---------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co. ^                                                              165,250             8,467,410
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                   41,560             2,680,620
---------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. *                                                                           326,610             6,150,066
---------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                          224,820            16,079,126
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                    50,160             5,237,186
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   54,495,749
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               145,240        $    3,510,451
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 369,500             4,611,360
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                             1,360,090            29,010,720
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   37,132,531
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    78,260        $    3,006,749
---------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co. ^                                                                         119,140             2,613,932
---------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          12,100             1,105,698
---------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                     3,151,600            12,732,464
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp.^*                                                                                 283,470             4,294,571
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,753,414
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                                  898,800        $   31,161,396
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                  288,540        $   14,565,499
---------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.^                                                                         206,670            13,584,419
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   28,149,918
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                       1,148,560        $   28,874,798
---------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                341,290             5,279,756
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   34,154,554
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
  -------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                    57,820        $    4,135,286
---------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                           98,480             6,394,306
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          647,500            23,348,850
---------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                                             62,910             3,214,701
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                      875,300            29,585,140
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   66,678,283
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                         188,550        $    6,814,197
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                   58,520        $    3,583,180
---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                            601,490            28,721,147
---------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                   87,990             6,196,256
---------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                          172,140             8,390,104
---------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                  181,140            11,174,527
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   58,065,214
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.9%
---------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                   313,934        $   19,589,482
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                151,620            16,350,701
---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             532,852            31,757,979
---------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                              202,750            23,768,383
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   91,466,545
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.^*                                                                              637,840        $    2,525,846
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co. ^                                                                  324,180        $    7,968,344
---------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.^                                                                          384,980            18,921,767
---------------------------------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                                               263,600             9,711,024
---------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                   209,300             9,056,411
---------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                     11,715             3,204,793
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 184,310             9,773,959
---------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.^                                                                               227,600             5,043,616
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   63,679,914
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                 420,310        $   15,833,078
---------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                       405,340            14,912,459
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   30,745,537
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                 312,060        $    6,409,712
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.^                                                                   138,870        $    4,216,093
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                          86,300             4,324,493
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,540,586
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.0%
---------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                   212,370        $    7,912,906
---------------------------------------------------------------------------------------------------------------------------
Allstate Corp.^                                                                               564,170            30,499,030
---------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                   39,010             3,092,323
---------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                772,440            15,773,225
---------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                 169,100             4,653,632
---------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                                                      293,155            20,098,707
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                 338,250            13,225,575
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   95,255,398
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                  119,210        $    2,437,845
---------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                  491,790            10,499,717
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,937,562
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              22,330        $    2,041,855
---------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   111,010             7,452,101
---------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                       280                 7,610
---------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.##                                                                   7,170               194,875
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                     66,980             5,996,719
---------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                                                   39,480             3,144,582
---------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                      69,030             5,316,000
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                    118,490             4,926,680
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   29,080,422
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                 236,240        $    7,583,304
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                     1,338,450            15,432,329
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,015,633
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     88,480        $    3,006,550
---------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                       92,570             2,711,375
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,717,925
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
---------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                              449,620        $    6,035,236
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                                          132,250        $    4,619,492
---------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.^                                                                               193,220             4,403,484
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,022,976
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                               155,045        $    8,043,735
---------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                         229,750            13,143,997
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                           602,040            22,299,562
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                  495,605            27,857,957
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   71,345,251
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.3%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                           582,930        $   27,176,197
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                24,200             1,260,820
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                             323,660            21,737,006
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           1,236,040            40,010,615
---------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                    52,360             2,442,372
---------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                   75,400             1,980,758
---------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                               36,520             3,913,784
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         902,430            38,064,497
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  136,586,049
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                           1,011,140        $   10,470,489
---------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                   112,130             4,470,623
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   14,941,112
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.^                                                           131,720        $    7,103,660
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                              121,510        $    3,783,821
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                                               199,450        $   12,623,190
---------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                  41,360             1,979,490
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   14,602,680
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                      98,200        $    1,576,110
---------------------------------------------------------------------------------------------------------------------------
Gap, Inc.^                                                                                  1,049,090            22,912,126
---------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                              54,500             3,111,405
---------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                              305,730            10,241,955
---------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                               407,870            10,045,838
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   47,887,434
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                       652,753        $   17,337,120
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          142,810        $    2,554,871
---------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                            1,484,110            22,899,817
---------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                     9,436,890            25,762,710
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   51,217,398
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                                                     336,234        $    7,965,383
---------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                2,663,450            60,593,488
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                1,489,887            52,890,989
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  121,449,860
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            501,030        $   32,762,352
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0%
---------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                      22,550        $    1,055,114
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.1%
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                              3,157,310        $    8,840,468
---------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.^                                                                                126,880             5,141,178
---------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                     225,410            16,777,266
---------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                 177,980            12,576,067
---------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                  150,260             6,895,431
---------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                                               25,640             1,029,446
---------------------------------------------------------------------------------------------------------------------------
PPL Corp.^                                                                                    154,670             8,350,633
---------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.^                                                         44,590             2,425,250
---------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                     61,000             4,857,430
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   66,893,169
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,689,076,843)                                                               $1,890,408,465
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS - 38.3%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                        $  1,450,000        $    1,798,232
---------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                                            2,604,000             2,574,747
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,372,979
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                 $  2,377,000        $    2,584,324
---------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                            5,886,000             6,385,698
---------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                         3,179,000             4,018,364
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   12,988,386
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                 $  2,542,789        $    2,413,323
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                         $  3,802,000        $    3,865,391
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.2%
---------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                    $  2,442,000        $    2,415,811
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                 192,691               198,740
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041                             1,751,863             1,750,221
---------------------------------------------------------------------------------------------------------------------------
Beneficial Home Equity Loan Trust, FRB, 2.97%, 2037                                            43,294                43,172
---------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                     655,298               645,878
---------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                         169,000               174,058
---------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                            2,065,000             2,170,711
---------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                 2,309,399             2,321,962
---------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                 1,000,000               977,578
---------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                     1,845,000             1,949,866
---------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                      116,093               123,526
---------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                            1,216,000             1,250,987
---------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                           244,000               244,000
---------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.823%, 2035                                         4,500,000             4,500,000
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                           1,100,000             1,181,113
---------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                     1,887,926             1,974,333
---------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                     713,079               741,350
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                    3,650,000             3,845,328
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                            913,278               955,875
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                          1,217,473             1,275,209
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                          137,645               138,583
---------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                                    2,725,000             2,772,359
---------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                    1,738,715             1,710,536
---------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase Commercial Mortgage Securities Corp., 5.384%, 2041                       2,725,000             2,764,395
---------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 2046                       2,944,995             2,907,652
---------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                  170,000               178,148
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                              2,617,978             2,744,799
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                              3,192,218             3,434,192
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                         2,794,270             2,916,428
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 0.2615%, 2030##^^                                                32,264,697               696,604
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 5.168%, 2042                                                      1,360,138             1,366,872
---------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                2,372,361             2,485,191
---------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                          1,250,370             1,340,383
---------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                       1,083,856             1,081,352
---------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                    1,251,000             1,233,596
---------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                     1,203,796             1,186,781
---------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                                              4,570,839             4,529,130
---------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                  1,772,053             1,851,631
---------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.847%, 2041                                       2,250,000             2,205,219
---------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                                       2,193,818             2,191,504
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   68,475,073
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 8%, 2010                                           $    962,000        $    1,069,523
---------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 6.5%, 2013                                            1,685,000             1,752,358
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                 1,810,000             1,637,299
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.75%, 2007                                                          1,065,000             1,102,732
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009 - 2011                                                  2,339,000             2,332,623
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                         1,729,000             1,760,262
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                               1,121,000             1,037,896
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                2,097,000             1,946,953
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                          3,693,000             3,160,218
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   15,799,864
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.945% to 2049                           $  1,500,000        $    2,110,156
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                           6,213,000             7,004,188
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                                            2,000,000             2,239,128
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                   7,268,000             7,135,548
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                        3,102,000             3,115,962
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                        2,703,000             2,620,691
---------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 6.32% to 2049##                                  1,994,000             2,258,775
---------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 5.02% to 2049##                                    1,308,000             1,369,493
---------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co., 5.125%, 2014                                                      2,428,000             2,389,591
---------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                 1,694,000             1,716,530
---------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.346% to 2049##                                         652,000               724,734
---------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                    2,724,000             2,705,730
---------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                                       3,000,000             3,205,125
---------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.962% to 2049##                                     1,741,000             1,864,789
---------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                          3,000,000             3,229,830
---------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                         1,837,000             2,184,985
---------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                 5,107,000             5,121,540
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                               1,226,000             1,236,401
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                261,000               283,329
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Bank Assn., 4.75%, 2015                                                3,440,000             3,334,100
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   55,850,625
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                   $  2,900,000        $    2,702,290
---------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                               2,475,000             2,798,314
---------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                                564,000               716,821
---------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                              1,877,000             2,359,554
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,576,979
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                    $  3,746,000        $    3,856,507
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                   926,000             1,002,932
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                      2,498,000             2,515,861
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                     1,963,000             2,139,517
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                     1,957,000             1,863,297
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,378,114
---------------------------------------------------------------------------------------------------------------------------
BUILDING - 0%
---------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                     $  1,028,000        $    1,128,779
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                            $  1,500,000        $    1,558,031
---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $    764,000        $      844,238
---------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                  2,250,000             2,438,060
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,282,298
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                              $  2,534,000        $    2,622,667
---------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                  1,740,000             1,811,076
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,433,743
---------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                $    704,000        $      736,526
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                         $    209,000        $      237,476
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
---------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                            $    901,000        $      865,214
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                         3,700,000             3,855,400
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                           341,000               390,786
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                               337,000               382,495
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                           1,321,000             1,400,260
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,894,155
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U. L. C., 6.875%, 2011                                             $  1,922,000        $    2,116,176
---------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                   2,090,000             2,187,749
---------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                 969,000               994,843
---------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                            2,875,000             2,868,419
---------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                  1,965,000             2,009,539
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   10,176,726
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $  1,250,000        $    1,409,594
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                               $  2,000,000        $    2,362,896
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                  848,000               870,529
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                               1,517,000             1,630,726
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,864,151
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                               $     26,000        $       26,130
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                   135,000               147,348
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                 2,325,000             2,683,801
---------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                         2,200,000             2,152,060
---------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                     2,085,000             2,146,827
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    7,156,166
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                                                    $  4,177,000        $    4,150,037
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B. V., 5.125%, 2013                                                   2,000,000             2,008,792
---------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                              2,054,000             2,208,101
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,366,930
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                           $  1,014,000        $    1,112,461
---------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                               1,915,000             2,103,315
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,215,776
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.6%, 2005##                                         $  1,015,000        $    1,023,313
---------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                               5,000                 5,078
---------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                          313,000               325,382
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                   3,287,000             3,591,652
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                                                      1,837,000             1,754,293
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                      4,234,000             4,192,100
---------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                        837,000               887,457
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   11,779,275
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                             $  1,087,000        $    1,144,385
---------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                      1,265,000             1,284,365
---------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                    205,000               205,389
---------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                               570,000               588,137
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,222,276
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                 $  1,084,000        $    1,172,255
---------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                                                2,870,000             2,871,412
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,043,667
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                                          $  2,269,000        $    2,277,463
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                   $    488,000        $      548,797
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                      1,877,000             1,948,243
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,497,040
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.8%
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                 $    495,000        $      511,535
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                       407,217               433,701
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.816%, 2012                                                                    2,542,595             2,540,831
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                       275,269               260,324
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                    1,555,365             1,473,228
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                                                      301,796               298,638
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                      487,758               486,298
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                    2,322,944             2,264,315
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                       677,153               663,646
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                    1,591,045             1,583,583
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                    4,082,390             4,050,496
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                60,144,049            61,673,938
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                             137,417,946           138,197,588
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                                                29,232,036            29,125,207
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2019                                                               8,941,365             8,755,420
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                              21,387,929            22,242,992
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                 563,842               603,315
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2018 - 2033                                                           5,230,000             5,259,987
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 4.5%, 2018                                                                  1,340,000             1,309,850
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2034                                                               25,212,891            24,961,615
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2020                                                             18,052,151            17,704,802
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                             26,846,624            27,029,050
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2019 - 2034                                                               26,090,460            26,781,348
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                                                     7,209,660             7,482,480
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac TBA, 6%, 2014                                                                   1,580,000             1,631,843
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac TBA, 6.5%, 2029                                                                 2,800,000             2,905,000
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                               3,387,163             3,540,067
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                                                13,293,027            13,666,751
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                                              17,686,003            17,866,716
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                                                        4,945,418             4,884,080
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae TBA, 5.5%, 2033                                                                  1,220,000             1,230,675
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae TBA, 4.5%, 2033                                                                  1,617,000             1,549,149
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  432,968,468
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $  1,154,000        $    1,337,673
---------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                               1,994,000             2,163,277
---------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                  398,000               459,779
---------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                               1,773,000             2,130,611
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,091,340
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $  3,560,000        $    3,662,649
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                                       $  1,562,000        $    1,587,803
---------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                       $  1,169,000        $    1,306,573
---------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                        1,813,000             2,020,494
---------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                            500,000               565,880
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,892,947
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                   $  1,750,000        $    1,909,799
---------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                             674,000               716,475
---------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                                             799,000               807,826
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,434,100
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                        $  2,000,000        $    1,926,826
---------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                3,719,000             3,971,144
---------------------------------------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.1%, 2010                                                              1,195,000             1,357,336
---------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                          2,022,000             2,136,627
---------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                1,000,000             1,059,151
---------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                       1,771,000             1,845,086
---------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                          3,795,000             3,889,385
---------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                           1,137,000             1,112,116
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,297,671
---------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $  1,900,000        $    2,276,527
---------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                                                      $  1,460,000        $    1,590,530
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                                  $  3,273,000        $    3,566,974
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                $    416,000        $      428,916
---------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                   1,800,000             2,374,760
---------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                           1,600,000             1,721,968
---------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                          2,017,000             2,159,382
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,685,026
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.7%
---------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                             $  2,300,000        $    2,461,080
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                   2,165,000             2,831,497
---------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                            1,024,000             1,171,698
---------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                       2,020,000             2,077,315
---------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                        2,000,000             1,949,362
---------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                       1,150,000             1,152,129
---------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                         1,278,000             1,262,612
---------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                          1,460,000             1,413,765
---------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                          193,000               197,641
---------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                        5,557,000             6,057,202
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   20,574,301
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.1%
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                  $  6,850,000        $    6,796,618
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                                                        7,000,000             6,868,617
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                    10,643,000            10,892,695
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                                14,867,000            15,790,368
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                            13,521,000            14,775,566
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                    6,932,000             7,500,791
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                                                    3,328,000             3,258,035
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                         4,495,000             4,461,697
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.75%, 2006                                                        14,385,000            14,331,286
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                          1,745,000             1,731,244
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                      14,172,000            14,330,060
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                                   2,468,000             2,425,930
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2009                                                                   7,200,000             7,087,183
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                   4,065,000             4,082,146
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                  3,751,170             3,613,297
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                  1,342,474             1,322,588
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                  2,241,134             2,258,179
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                  3,465,748             3,550,265
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                  1,981,835             1,973,282
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                  1,733,000             1,717,364
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  128,767,211
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 9.2%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                       $  2,073,000        $    2,401,604
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                               7,467,000            10,139,955
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                           31,244,000            36,378,514
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                           4,301,000             4,687,587
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                           10,903,000            11,068,671
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875%, 2005                                                           2,764,000             2,808,268
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                          20,398,000            21,141,405
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                              30,842,000            32,145,568
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                           1,694,000             1,712,925
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007 - 2012                                                       14,948,857            16,147,022
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                            20,125,000            20,982,667
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008 - 2014                                                    92,263,000            94,470,911
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010 - 2014                                                    10,651,235            12,025,737
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5%, 2011                                                              12,769,000            13,262,305
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                           2,042,000             1,971,087
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                                               7,638,000             7,338,445
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  288,682,671
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.7%
---------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                              $  1,782,000        $    1,971,765
---------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                1,644,000             1,950,387
---------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                      3,059,000             3,365,246
---------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                              1,682,000             1,774,586
---------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                 1,500,000             1,447,106
---------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                 510,000               529,652
---------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                         414,000               466,978
---------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                       863,000               898,395
---------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                               82,937                85,433
---------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                       2,625,000             2,971,487
---------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                   892,000               987,230
---------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                1,177,000             1,562,948
---------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                      2,413,000             2,348,800
---------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                               1,466,999             1,432,862
---------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                    1,325,000             1,450,050
---------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                236,960               255,972
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   23,498,897
---------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,211,069,337)                                            $1,205,577,921
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.5%<
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                    $ 46,893,000        $   46,893,000
---------------------------------------------------------------------------------------------------------------------------
Issuer                                                                                         Shares               $ Value
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.8%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 150,642,344        $  150,642,344
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,097,681,524) ~                                                        $3,293,521,730
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.6)%                                                                        (145,503,001)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $ 3,148,018,729
---------------------------------------------------------------------------------------------------------------------------

        * Non-income producing security. ## SEC Rule 144A restriction.
        ^ All or a portion of this security is on loan.
       ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
        ~ As of March 31, 2005, the fund had one security representing $194,875 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
        <  The rate shown represents an annualized yield at time of purchase.
           Abbreviations:
           ADR = American Depository Receipt
           FRB - Floating Rate Bond
           TBA = To Be Announced

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS TOTAL RETURN SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/05

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $3,125,108,858
                                                                 ==============
Gross unrealized appreciation                                    $  226,734,590
Gross unrealized depreciation                                       (58,321,718)
                                                                 --------------
Net unrealized appreciation (depreciation)                       $  168,412,872
                                                                 ==============



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) MONEY MARKET SERIES


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Money Market Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005


CERTIFICATES OF DEPOSIT - 8.7%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      SHARES               $ VALUE
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston NY, 2.79%, due 5/09/05                                          110,000           $   110,000
------------------------------------------------------------------------------------------------------------------------
Societe Generale, 2.78% due 5/23/05                                                        110,000               110,000
------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                                   $   220,000
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER< - 90.3%
------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.58%, due 4/01/05                                        $  77,000           $    77,000
------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 2.93%, due 5/31/05                                         105,000               104,487
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 2.62%, due 4/11/05                                                  100,000                99,927
------------------------------------------------------------------------------------------------------------------------
Barclays U.S. Funding Corp., 2.72%, due 5/02/05                                            152,000               151,644
------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 2.66%, due 4/06/05                                                     114,000               113,958
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 2.82%, due 5/09/05                                105,000               104,687
------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 2.71%, due 4/18/05                                                     161,000               160,794
------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 2.84%, due 4/01/05                                         81,000                81,000
------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, 2.74%, due 5/05/05                                                       114,000               113,705
------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 2.64%, due 4/05/05                                      114,000               113,967
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.6%, due 4/11/05                                          100,000                99,928
------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 2.79%, due 5/24/05                                             115,000               114,528
------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 2.47%, due 4/14/05                                   100,000                99,911
------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., 2.64%, due 5/02/05                                                  120,000               119,727
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 2.69%, due 4/08/05                                                   135,000               134,929
------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 2.7%, due 4/19/05                                                    161,000               160,783
------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 2.63%, due 4/01/05                                    114,000               114,000
------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 2.6%, due 4/07/05                                             100,000                99,957
------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 2.64%, due 4/15/05                                               110,000               109,887
------------------------------------------------------------------------------------------------------------------------
UBS Finance, Delaware LLC, 2.63%, due 4/18/05                                              110,000               109,863
------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                          $ 2,284,682
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS<- 5.9%
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.96%, due 6/28/05, at Amortized Cost and Value                             $ 150,000           $   148,915
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                               $ 2,653,597
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.9)%                                                                         (124,618)
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 2,528,979
------------------------------------------------------------------------------------------------------------------------
< The rates shown within this security type represent annualized yields at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) VALUE SERIES


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Variable Insurance Trust - MFS Value Series
PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                         SHARES             $ VALUE
-------------------------------------------------------------------------------------------------------------------------
STOCKS - 93.4%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.2%
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          39,360        $  2,403,317
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                         36,370           1,963,253
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      15,550           1,580,813
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,947,383
-------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     44,220        $    622,783
-------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 14.9%
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           27,287        $  1,401,733
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         112,778           4,973,510
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               100,500           4,516,470
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                     40,874           2,225,589
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                    11,190             707,208
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                        35,025           1,211,865
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                     27,210             668,006
-------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                             29,370           1,511,968
-------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                           40,643           2,929,141
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                              19,830           1,185,834
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 21,331,324
-------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     8,200        $    273,880
-------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             28,430             498,947
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              51,569           1,796,148
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                24,150             693,830
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,262,805
-------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.0%
-------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        7,360        $    505,264
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                      33,872           3,725,581
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                  8,100             762,696
-------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                         38,351           1,094,538
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      17,665             999,839
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,087,918
-------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           83,060        $  2,005,899
-------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                  17,650             702,470
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,708,369
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.3%
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                               28,480        $  1,419,728
-------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                  35,750           1,831,830
-------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    8,740             563,730
-------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                             12,750             240,083
-------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                           33,356           2,385,621
-------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                    10,904           1,138,482
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,579,474
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                31,050        $    662,297
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            26,180        $    574,389
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           2,690             245,812
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    820,201
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    41,170        $  1,427,364
-------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                           28,738        $  1,888,949
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                 29,110        $    450,332
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                    12,830        $    917,602
-------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                           21,780           1,414,175
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         9,690             327,522
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,659,299
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           15,290        $    552,581
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.9%
-------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                             15,590        $    744,423
-------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                            19,130             932,396
-------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                   39,173           2,416,582
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  4,093,401
-------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.6%
-------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                    27,921        $  1,742,270
-------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                 33,750           3,639,600
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                              47,008           2,801,677
-------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                22,311           2,615,519
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 10,799,066
-------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.1%
-------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                     70,134        $  1,723,894
-------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                 28,340           1,044,046
-------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                    45,170           1,954,506
-------------------------------------------------------------------------------------------------------------------------
Nestle S.A.*                                                                                    2,574             704,152
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  15,448             819,207
-------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                 47,450           1,051,492
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  7,297,297
-------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   9,770        $    368,036
-------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                        45,559           1,676,116
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,044,152
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.9%
-------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                    19,740        $    735,512
-------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                 53,845           2,910,861
-------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                     8,475             671,813
-------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                        17,293           1,185,608
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                  74,583           2,916,195
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  8,419,989
-------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                   26,530        $    542,539
-------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                    24,539        $  1,647,303
-------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                     5,040             136,983
-------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                      14,670           1,313,405
-------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                     10,080             419,115
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,516,806
-------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     19,470        $    661,591
-------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.2%
-------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             9,990        $    370,030
-------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                    23,987           1,348,309
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  1,718,339
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.2%
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            33,660        $  1,569,229
-------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 4,650             242,265
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              35,160           2,361,346
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                              55,570           1,798,801
-------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                    11,190             521,966
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                   14,209             373,270
-------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                7,970             854,131
-------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          28,020           1,181,884
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  8,902,892
-------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.6%
-------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                             125,458        $  1,299,134
-------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                    24,320             969,638
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,268,772
-------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                             27,170        $  1,465,278
-------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
-------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                               27,540        $    857,596
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                 26,846        $  1,699,083
-------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   9,026             431,984
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  2,131,067
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.4%
-------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      74,110        $  1,618,562
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos ., Inc.                                                                             12,090             690,218
-------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 45,980           1,132,487
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  3,441,267
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                            674,560        $  1,789,270
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.8%
-------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                  139,700        $  3,178,175
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   61,980           2,200,290
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  5,378,465
-------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.9%
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                             62,881        $  4,111,789
-------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.1%
-------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       4,930        $    230,675
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.6%
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                  10,100        $    409,252
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                       36,350           2,705,531
-------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   7,780             549,735
-------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    9,240             424,024
-------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                 6,070             243,711
-------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      12,280             662,997
-------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                           9,990             543,356
-------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                      13,580           1,081,375
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  6,619,981
-------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $118,437,088)                                                                 $133,291,311
-------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.4%
-------------------------------------------------------------------------------------------------------------------------
Societe Generale Time Deposit, 2.875%, due 4/01/05, at Amortized Cost                    $  3,429,000        $  3,429,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $121,866,088)                                                            $136,720,311
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 4.2%                                                                           5,919,898
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $142,640,209
-------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                     $121,951,651
                                                                   ------------
Gross unrealized appreciation                                      $ 16,793,986
                                                                   ------------
Gross unrealized depreciation                                        (2,025,326)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $ 14,768,660
                                                                   ------------


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS VARIABLE INSURANCE TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.